United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Core Emerging Markets Debt Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Emerging Markets Debt Fund earned a return of 20.04%, outperforming its market benchmark, the JPMorgan EMBI Global Diversified Index which returned 18.16%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	JPMorgan EMBI Global Diversified Index
09/17	10,000	10,000	10,000
10/17	9,906	9,932	10,011
10/18	9,475	9,728	9,571
10/19	10,786	10,848	10,945
10/20	11,270	11,519	11,052
10/21	11,651	11,464	11,540
10/22	8,985	9,666	8,749
10/23	9,800	9,700	9,480
10/24	11,764	10,723	11,202
Average Annual Total Returns *	1 Year	5 year	Since Inception 9/5/2017
FundFootnote Reference1	20.04%	1.75%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.98%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	1.60%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$733,574,288	260	11%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Ivory Coast Government International Bond	2.0%
State Grid Overseas Investment 2016, Ltd.	1.7%
Argentina Government International Bond	1.6%
Petroleos Mexicanos	1.5%
Uruguay Government International Bond	1.4%
Oman Government International Bond	1.2%
Ecuador Government International Bond	1.1%
Argentina Government International Bond	1.1%
Peru Government International Bond	1.1%
Abu Dhabi Government International Bond	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.6%

Country Weightings (% of Net Assets)

Mexico	5.7%
Indonesia	4.3%
Dominican Republic	3.9%
Saudi Arabia	3.7%
Virgin Islands, British	3.5%
Turkey	3.2%
Romania	3.1%
Chile	3.1%
United Arab Emirates	3.0%
Argentina	2.9%
Other Countries	60.6%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund changed from being a non-diversified fund to a diversified fund within the meaning of the Investment Company Act of 1940, as amended.

Major Market Sectors (% of Net Assets)

Foreign Government	84.4%
Energy	9.5%
Utilities	2.2%
Communications Services	0.5%
Transportation	0.2%
Financials	0.2%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Debt Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core Emerging Markets Equity Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$21	0.19%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Emerging Markets Equity Fund earned a return of 25.46%. The Fund’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 25.32% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
01/20	10,000	10,000
10/20	10,360	10,581
10/21	11,919	12,375
10/22	8,204	8,536
10/23	9,256	9,457
10/24	11,612	11,852
Average Annual Total Returns *	1 Year	Since Inception 1/31/2020
FundFootnote Reference1	25.46%	3.19%
MSCI Emerging Markets Index - USD Net Returns	25.32%	3.64%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$563,171,629	299	76%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	10.0%
Tencent Holdings, Ltd.	4.8%
Alibaba Group Holding, Ltd.	2.3%
Samsung Electronics Company, Ltd.	2.2%
ICICI Bank, Ltd. ADR	1.9%
Bank Central Asia Tbk PT	1.6%
Tata Consultancy Services, Ltd.	1.4%
MediaTek, Inc.	1.3%
Xiaomi Corporation	1.2%
Agricultural Bank of China, Ltd.	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Preferred Stock	1.9%
Short-Term Investments	0.9%

Country Weightings (% of Net Assets)

Taiwan	21.1%
India	20.5%
Cayman Islands	15.0%
China	11.6%
South Korea	7.5%
Brazil	5.1%
Saudi Arabia	2.9%
South Africa	2.2%
United Arab Emirates	2.2%
Poland	1.8%
Other Countries	9.2%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund changed from being a non-diversified fund to a diversified fund within the meaning of the Investment Company Act of 1940, as amended.

Major Market Sectors (% of Net Assets)

Information Technology	26.9%
Financials	21.8%
Consumer Discretionary	15.4%
Communications Services	9.2%
Materials	6.0%
Health Care	4.8%
Energy	4.4%
Industrials	3.8%
Consumer Staples	3.8%
Real Estate	2.3%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Equity Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core International Equity Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$9	0.08%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core International Equity Fund earned a return of 23.07%, underperforming its market benchmark, the MSCI World ex-USA Index - USD Net Returns which returned 23.84%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI World ex-USA Index - USD Net Returns
11/17	10,000	10,000	10,000
10/18	9,292	9,225	9,388
10/19	10,035	10,264	10,429
10/20	9,100	9,996	9,721
10/21	12,537	12,961	13,181
10/22	9,552	9,757	10,276
10/23	10,803	10,934	11,567
10/24	13,296	13,595	14,324
Average Annual Total Returns *	1 Year	5 year	Since Inception 11/14/2017
FundFootnote Reference1	23.07%	5.79%	4.17%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.51%
MSCI World ex-USA Index - USD Net Returns	23.84%	6.55%	5.29%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$581,793,530	320	87%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Shell plc	2.7%
Novartis AG	2.7%
Allianz SE	2.0%
AstraZeneca plc	2.0%
ASML Holding NV	1.8%
Roche Holding AG, Participation Certificates	1.6%
Ferrari NV	1.6%
Deutsche Boerse AG	1.5%
ABB, Ltd.	1.5%
Compass Group plc	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Preferred Stock	0.4%
Short-Term Investments	0.3%

Country Weightings (% of Net Assets)

Japan	19.7%
United Kingdom	12.5%
Canada	11.0%
Switzerland	11.0%
France	9.6%
Australia	6.8%
Germany	6.5%
Netherlands	5.5%
Sweden	4.5%
Spain	2.3%
Other Countries	9.7%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	16.6%
Consumer Discretionary	11.6%
Health Care	11.3%
Information Technology	8.7%
Materials	8.5%
Consumer Staples	5.7%
Energy	5.2%
Communications Services	4.2%
Utilities	3.0%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core International Equity Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core Low Volatility Equity Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Low Volatility Equity Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Low Volatility Equity Fund earned a return of 28.54%, outperforming its market benchmark, the MSCI USA Minimum Volatility Index - USD Net Returns which returned 26.46%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Russell 3000® Index	MSCI USA Minimum Volatility Index - USD Net Returns
02/18	10,000	10,000	10,000
10/18	10,540	10,103	10,580
10/19	12,587	11,465	12,549
10/20	12,711	12,629	12,294
10/21	16,759	18,173	15,658
10/22	15,841	15,173	14,541
10/23	16,011	16,444	14,867
10/24	20,581	22,670	18,800
Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
FundFootnote Reference1	28.54%	10.33%	11.42%
Russell 3000® Index	37.86%	14.60%	13.04%
MSCI USA Minimum Volatility Index - USD Net Returns	26.46%	8.42%	9.92%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,077,193	140	56%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	2.6%
Motorola Solutions, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Chubb, Ltd.	2.0%
Verizon Communications, Inc.	1.9%
Texas Instruments, Inc.	1.8%
McDonald's Corporation	1.8%
Broadcom, Inc.	1.7%
Arthur J. Gallagher & Company	1.7%
Roper Industries, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Information Technology	24.5%
Financials	17.7%
Health Care	16.7%
Industrials	11.0%
Consumer Staples	10.8%
Utilities	6.6%
Communications Services	5.7%
Consumer Discretionary	4.1%
Energy	1.6%
Materials	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  For the fiscal period ended October 31, 2024, there was a significant increase in the Fund’s gross expenses due to allocation changes that caused a decline in the Fund’s assets over the period. The Fund is only available for investment by other Thrivent entities and affiliates. Effective November 1, 2023, the adviser introduced a contractual agreement to waive a portion of expenses to limit the Total Annual Fund Operating Expenses After fee Waivers and/or  Expense Reimbursements to an annual rate of 0.05% of the average daily net assets of the Fund.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Low Volatility Equity Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core Mid Cap Value Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Mid Cap Value Fund earned a return of 29.73%, underperforming its market benchmark, the Russell Midcap® Value Index which returned 34.03%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/23	10,000	10,000	10,000	10,000
10/23	9,230	10,481	9,133	8,827
10/24	11,974	14,450	12,243	11,717
Average Annual Total Returns *	1 Year	Since Inception 2/28/2023
FundFootnote Reference1	29.73%	11.36%
Russell 3000® Index	37.86%	24.59%
Russell Midcap® Value Index	34.03%	12.85%
S&P MidCap 400 Value Index	32.74%	9.93%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$479,143,251	77	59%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.3%
Imax Corporation	2.1%
United Airlines Holdings, Inc.	2.1%
Healthcare Realty Trust, Inc.	1.9%
M&T Bank Corporation	1.9%
NiSource, Inc.	1.9%
Nucor Corporation	1.8%
Allstate Corporation	1.8%
MKS Instruments, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.1%
Short-Term Investments	1.9%

Major Market Sectors (% of Net Assets)

Financials	19.1%
Industrials	17.1%
Consumer Discretionary	10.1%
Materials	8.3%
Information Technology	7.3%
Health Care	7.1%
Utilities	7.0%
Energy	6.7%
Real Estate	6.3%
Consumer Staples	5.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Mid Cap Value Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core Short-Term Reserve Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$1	0.01%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Short-Term Reserve Fund earned a return of 5.73%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 10.55% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
05/16	10,000	10,000
10/16	10,032	10,173
10/17	10,144	10,265
10/18	10,347	10,054
10/19	10,615	11,211
10/20	10,746	11,905
10/21	10,764	11,848
10/22	10,901	9,990
10/23	11,476	10,025
10/24	12,133	11,082
Average Annual Total Returns *	1 Year	5 year	Since Inception 5/2/2016
FundFootnote Reference1	5.73%	2.71%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.22%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,568,936,811	295	64%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Federal Farm Credit Bank	0.9%
Consolidated Edison Company of New York, Inc.	0.9%
Victory Receivables Corporation	0.9%
Federal Agricultural Mortgage Corporation	0.8%
Norfina, Ltd.	0.7%
EIDP, Inc.	0.7%
Microchip Technology, Inc.	0.7%
Marriott International, Inc./MD	0.6%
Philip Morris International, Inc.	0.5%
Toyota Finance Australia, Ltd.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Financials	46.4%
Utilities	12.7%
Consumer Cyclical	10.3%
U.S. Government & Agencies	9.7%
Basic Materials	5.4%
Capital Goods	4.3%
Consumer Non-Cyclical	3.2%
Energy	2.7%
Transportation	2.3%
Technology	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Portfolio Turnover Rate Risk is no longer a principal risk factor for the Fund since the Fund’s portfolio turnover rate was less than 100% for the fiscal year ended.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Short-Term Reserve Fund

Annual Shareholder Report - October 31, 2024

Thrivent Core Small Cap Value Fund

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Small Cap Value Fund earned a return of 38.69%, outperforming its market benchmark, the Russell 2000® Value Index which returned 31.77%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Russell 3000® Index	Russell 2000® Value Index	S&P SmallCap 600 Value Index
03/22	10,000	10,000	10,000	10,000
10/22	9,360	8,611	9,099	9,306
10/23	8,614	9,333	8,196	8,406
10/24	11,947	12,866	10,800	10,829
Average Annual Total Returns *	1 Year	Since Inception 3/31/2022
FundFootnote Reference1	38.69%	7.11%
Russell 3000® Index	37.86%	10.22%
Russell 2000® Value Index	31.77%	3.01%
S&P SmallCap 600 Value Index	28.83%	3.12%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$354,164,162	62	32%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Cushman and Wakefield plc	2.6%
Schneider National, Inc.	2.5%
Summit Materials, Inc.	2.4%
Heartland Financial USA, Inc.	2.2%
Greif, Inc.	2.1%
Bel Fuse, Inc.	2.0%
MKS Instruments, Inc.	2.0%
Cheesecake Factory, Inc.	2.0%
Western Alliance Bancorp	2.0%
Six Flags Entertainment Corporation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Financials	23.0%
Industrials	18.4%
Consumer Discretionary	14.8%
Information Technology	10.0%
Materials	7.7%
Real Estate	5.9%
Energy	5.8%
Consumer Staples	3.7%
Health Care	3.7%
Utilities	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2024.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Small Cap Value Fund

Annual Shareholder Report - October 31, 2024

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $156,500 for the year ended October 31, 2023 and $162,950 for the year ended October 31, 2024.

(b)          Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.

(c)           Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $49,990 for the year ended October 31, 2023 and $53,295 for the year ended October 31, 2024.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.

(d)          All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2023 and October 31, 2024.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended October 31, 2023 and $0 for the year ended October 31, 2024.  These figures are also reported in response to item 4(g) below.

(e)          Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2024 were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2023 and October 31, 2024 were $0 for each respective year.  These figures are also reported in response to item 4(d) above.

(h)           Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included at the end of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Financial Statements and Additional
Information
October 31, 2024
Thrivent Core Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 4
Thrivent Core Emerging Markets Equity Fund 11
Thrivent Core International Equity Fund 19
Thrivent Core Low Volatility Equity Fund 26
Thrivent Core Mid Cap Value Fund 30
Thrivent Core Short-Term Reserve Fund 33
Thrivent Core Small Cap Value Fund 39
Statement of Assets and Liabilities 42
Statement of Operations 44
Statement of Changes in Net Assets 46
Notes to Financial Statements 49
Financial Highlights 60
Federal Tax Information 62
Change in and Disagreement with Accountants 63
Proxy Disclosures 64
Remuneration Paid to Directors, Officers, and Others 65
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract 66

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October
31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included
Thrivent Core Emerging Markets Debt Fund (1) Thrivent Core Low Volatility Equity Fund (1)
Thrivent Core Emerging Markets Equity Fund (1) Thrivent Core Short-Term Reserve Fund (1)
Thrivent Core International Equity Fund (1) Thrivent Core Small Cap Value Fund (1)
Thrivent Core Mid Cap Value Fund (2)
(1) Statement of operations for the year ended October 31, 2024 and the statement of changes in net assets for the years ended October 31, 2024 and 2023
(2) Statement of operations for the year ended October 31, 2024 and the statement of changes in net assets for the year ended October 31, 2024 and for the period February 28, 2023 (commencement of operations) through
October 31, 2023
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Minneapolis, Minnesota
December 17, 2024
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.0% Value
Angola  2.0%
Angola Government International
Bond
$ 8,000,000 8.250%,  5/9/2028 $ 7,638,080
6,000,000 8.750%,  4/14/2032
a
5,430,000
2,000,000 9.125%,  11/26/2049 1,669,250
Total 14,737,330
Argentina  2.9%
Argentina Government International
Bond
1,728,000 0.750%,  7/9/2030
b
1,162,654
21,200,000 4.125%,  7/9/2035
b
11,700,479
15,700,000 3.500%,  7/9/2041
b
8,044,521
Total 20,907,654
Azerbaijan  0.7%
Azerbaijan Government
International Bond
5,900,000 3.500%,  9/1/2032 5,123,914
Total 5,123,914
Bahrain  2.0%
Bahrain Government International
Bond
3,000,000 5.625%,  5/18/2034
a
2,782,662
1,000,000 7.750%,  4/18/2035
a
1,065,192
6,000,000 7.500%,  9/20/2047
a
5,964,000
1,000,000 7.500%,  9/20/2047 994,000
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,000,072
Total 14,805,926
Brazil  2.7%
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,249,722
3,000,000 2.875%,  6/6/2025 2,951,259
5,000,000 3.875%,  6/12/2030 4,547,843
3,000,000 6.000%,  10/20/2033 2,975,925
4,300,000 5.000%,  1/27/2045 3,380,494
2,000,000 5.625%,  2/21/2047 1,692,312
Total 19,797,555
Canada  0.7%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a
5,487,846
Total 5,487,846
Cayman Islands  0.3%
Oryx Funding, Ltd.
2,200,000 5.800%,  2/3/2031 2,220,739
Total 2,220,739
Chile  3.1%
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,052,399
8,500,000 3.500%,  1/25/2050 6,131,184
1,200,000 3.125%,  1/21/2026 1,173,767
Principal
Amount Long-Term Fixed Income  97.0% Value
Chile  3.1%  - continued
$ 2,600,000 3.240%,  2/6/2028 $ 2,479,686
8,850,000 2.550%,  7/27/2033 7,314,733
2,000,000 3.500%,  1/31/2034 1,767,196
1,000,000 4.340%,  3/7/2042 869,851
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,081,380
Total 22,870,196
Colombia  2.4%
Colombia Government International
Bond
2,375,000 3.875%,  4/25/2027 2,271,924
1,000,000 7.500%,  2/2/2034 989,180
1,500,000 7.375%,  9/18/2037 1,431,375
8,500,000 6.125%,  1/18/2041 6,953,713
3,000,000 4.125%,  2/22/2042 1,901,131
1,605,000 5.625%,  2/26/2044 1,202,848
3,000,000 5.000%,  6/15/2045 2,049,719
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 977,354
Total 17,777,244
Costa Rica  1.1%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,055,500
5,900,000 7.000%,  4/4/2044 6,047,500
1,000,000 7.158%,  3/12/2045 1,042,000
Total 8,145,000
Dominican Republic  3.9%
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
a
1,315,600
1,000,000 5.950%,  1/25/2027
a
1,001,687
3,000,000 5.500%,  2/22/2029
a
2,942,250
4,500,000 4.875%,  9/23/2032
a
4,111,479
130,000,000 11.250%,  9/15/2035
a,c
2,342,586
100,000,000 10.750%,  6/1/2036
a,c
1,759,006
2,900,000 6.850%,  1/27/2045 2,946,330
6,300,000 6.500%,  2/15/2048
a
6,165,920
6,000,000 6.400%,  6/5/2049
a
5,811,972
Total 28,396,830
Ecuador  1.4%
Ecuador Government International
Bond
2,500,000 6.900%,  7/31/2030 1,722,907
14,800,000 5.500%,  7/31/2035
b
8,173,549
Total 9,896,456
Egypt  2.8%
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a
1,056,090
2,000,000 8.750%,  9/30/2051
a
1,610,018
500,000 8.150%,  11/20/2059
a
380,045
3,300,000 7.600%,  3/1/2029 3,165,360
3,500,000 7.053%,  1/15/2032
a
3,001,425
3,000,000 8.500%,  1/31/2047 2,377,356
9,000,000 7.903%,  2/21/2048 6,754,131

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Egypt  2.8%  - continued
Egypt Government Treasury Bills
$ 110,000,000 Zero Coupon,  12/10/2024
d
$ 2,182,228
Total 20,526,653
El Salvador  0.7%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029
e
1,276,488
4,500,000 7.625%,  2/1/2041
e
3,733,191
Total 5,009,679
Gabon  0.6%
Gabon Government International
Bond
2,662,000 6.950%,  6/16/2025 2,597,303
2,000,000 6.625%,  2/6/2031 1,592,520
Total 4,189,823
Ghana  1.6%
Ghana Government International
Bond
273,792 Zero Coupon,  7/3/2026
a
253,947
192,000 Zero Coupon,  7/3/2026 178,083
1,452,000 5.000%,  7/3/2029
b
1,245,090
4,570,552 5.000%,  7/3/2029
a,b
3,919,248
512,127 Zero Coupon,  1/3/2030
a
387,585
338,041 Zero Coupon,  1/3/2030 255,835
2,088,000 5.000%,  7/3/2035
b
1,451,682
5,977,488 5.000%,  7/3/2035
a,b
4,155,849
Total 11,847,319
Guatemala  1.9%
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a,e
913,500
4,590,000 4.500%,  5/3/2026 4,493,610
2,200,000 4.375%,  6/5/2027 2,109,690
3,000,000 5.375%,  4/24/2032
e
2,889,000
2,000,000 6.550%,  2/6/2037
a,e
2,014,800
2,000,000 4.650%,  10/7/2041
a
1,578,000
Total 13,998,600
Honduras  0.1%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 975,000
Total 975,000
Hungary  1.2%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,971,554
3,000,000 6.250%,  9/22/2032
a
3,117,120
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,546,175
Total 8,634,849
Principal
Amount Long-Term Fixed Income  97.0% Value
Indonesia  4.3%
Indonesia Government International
Bond
$ 6,100,000 4.750%,  1/8/2026
a
$ 6,117,714
3,700,000 4.100%,  4/24/2028 3,635,509
3,400,000 6.625%,  2/17/2037
a
3,837,750
1,000,000 7.750%,  1/17/2038
a,e
1,243,148
726,000 6.750%,  1/15/2044
a
849,493
4,000,000 5.125%,  1/15/2045
a
3,909,920
1,200,000 5.250%,  1/8/2047
a
1,186,480
1,500,000 4.350%,  1/11/2048 1,314,375
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,593,450
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 784,846
2,000,000 3.375%,  2/5/2030 1,832,876
2,400,000 5.250%,  10/24/2042 2,193,805
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,482,497
1,500,000 4.400%,  6/6/2027
a
1,492,494
Total 31,474,357
Ivory Coast  2.4%
Ivory Coast Government
International Bond
16,000,000 6.125%,  6/15/2033 14,500,720
3,000,000 8.250%,  1/30/2037
a
2,985,030
Total 17,485,750
Jersey  1.4%
Galaxy Pipeline Assets Bidco, Ltd.
3,871,450 2.160%,  3/31/2034 3,355,174
6,500,000 2.625%,  3/31/2036
a
5,382,556
1,799,480 2.940%,  9/30/2040
a
1,455,590
Total 10,193,320
Jordan  0.9%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,548,200
4,500,000 5.850%,  7/7/2030 4,246,875
Total 6,795,075
Kazakhstan  0.9%
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,465,000
KazMunayGas National Company
JSC
2,700,000 5.750%,  4/19/2047 2,382,161
Total 6,847,161
Kenya  0.5%
Kenya Government International
Bond
2,000,000 7.250%,  2/28/2028 1,913,982
1,500,000 8.000%,  5/22/2032 1,378,043
Total 3,292,025

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Lebanon  0.2%
Lebanon Government International
Bond
$ 10,000,000 6.650%,  4/22/2024
f
$ 831,800
3,000,000 6.600%,  11/27/2026
f
254,288
5,000,000 6.850%,  3/23/2027
f
421,725
Total 1,507,813
Luxembourg  1.0%
EIG Pearl Holdings SARL
3,500,000 3.545%,  8/31/2036
a
3,031,098
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,002,030
2,000,000 6.129%,  2/23/2038
a
2,047,712
Total 7,080,840
Malaysia  1.2%
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,117,421
6,400,000 3.500%,  4/21/2030 5,978,138
Total 9,095,559
Mexico  5.7%
America Movil SAB de CV
1,000,000 5.375%,  4/4/2032
a
959,059
Comision Federal de Electricidad
1,000,000 3.875%,  7/26/2033
a
822,530
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,718,286
885,000 3.750%,  1/11/2028 849,268
2,000,000 5.400%,  2/9/2028 2,004,290
1,000,000 3.500%,  2/12/2034 812,186
2,000,000 6.000%,  5/7/2036 1,940,331
3,800,000 6.050%,  1/11/2040 3,643,307
1,000,000 4.600%,  2/10/2048 749,841
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 11,095,787
6,200,000 5.950%,  1/28/2031 5,342,309
1,915,000 6.700%,  2/16/2032 1,702,898
6,600,000 6.625%,  6/15/2035 5,409,383
Total 42,049,475
Mongolia  0.2%
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,672,803
Total 1,672,803
Montenegro  0.1%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,038,150
Total 1,038,150
Morocco  0.6%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,076,000
OCP SA
1,500,000 5.125%,  6/23/2051 1,149,714
Principal
Amount Long-Term Fixed Income  97.0% Value
Morocco  0.6%  - continued
$ 1,000,000 6.750%,  5/2/2034
a
$ 1,042,500
Total 4,268,214
Mozambique  0.3%
Mozambique Government
International Bond
2,861,000 9.000%,  9/15/2031 2,392,640
Total 2,392,640
Namibia  0.3%
Namibia Government International
Bond
2,000,000 5.250%,  10/29/2025 1,980,272
Total 1,980,272
Netherlands  0.5%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
950,950
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,386,706
Total 3,337,656
Nigeria  1.7%
Nigeria Government International
Bond
8,100,000 7.875%,  2/16/2032 7,268,738
1,000,000 7.375%,  9/28/2033
a
844,970
5,000,000 7.696%,  2/23/2038 4,062,500
Total 12,176,208
Oman  2.8%
Oman Government International
Bond
3,000,000 4.875%,  2/1/2025 2,993,607
5,000,000 4.750%,  6/15/2026
a
4,950,600
4,000,000 5.625%,  1/17/2028
a
4,025,708
8,500,000 6.750%,  1/17/2048
a
8,793,718
Total 20,763,633
Pakistan  0.9%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
938,665
3,500,000 6.875%,  12/5/2027 3,167,500
3,000,000 7.375%,  4/8/2031
a,e
2,535,600
Total 6,641,765
Panama  2.4%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,567,000
Panama Bonos del Tesoro
4,000,000 3.362%,  6/30/2031 3,246,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,182,734
1,000,000 3.750%,  3/16/2025 992,084
6,579,000 6.700%,  1/26/2036 6,453,905

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Panama  2.4%  - continued
$ 2,000,000 8.000%,  3/1/2038 $ 2,107,122
Total 17,548,845
Paraguay  1.6%
Paraguay Government International
Bond
4,800,000 5.400%,  3/30/2050 4,250,400
3,500,000 4.700%,  3/27/2027 3,445,190
1,000,000 5.850%,  8/21/2033
a
1,008,600
1,000,000 6.100%,  8/11/2044 985,000
2,000,000 5.600%,  3/13/2048 1,820,700
Total 11,509,890
Peru  2.6%
Fondo Mivivienda SA
1,000,000 4.625%,  4/12/2027
a,e
991,667
Peru Government International
Bond
9,000,000 2.783%,  1/23/2031 7,794,525
1,100,000 8.750%,  11/21/2033 1,341,039
2,000,000 3.000%,  1/15/2034 1,643,389
6,000,000 3.300%,  3/11/2041 4,474,560
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
2,944,044
Total 19,189,224
Philippines  2.0%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,897,085
5,025,000 7.750%,  1/14/2031 5,820,834
1,625,000 6.375%,  10/23/2034 1,795,430
2,000,000 4.750%,  3/5/2035 1,959,659
2,420,000 3.950%,  1/20/2040 2,090,880
Total 14,563,888
Poland  0.6%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,490,586
Poland Government International
Bond
3,000,000 4.875%,  10/4/2033 2,952,750
Total 4,443,336
Qatar  2.6%
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,267,872
3,000,000 3.250%,  6/2/2026
a
2,940,000
1,000,000 3.750%,  4/16/2030
a
964,570
1,000,000 5.750%,  1/20/2042
a
1,080,750
8,000,000 4.817%,  3/14/2049
a
7,580,848
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,273,232
Total 19,107,272
Romania  3.1%
Hungary Government International
Bond
2,000,000 2.125%,  9/22/2031 1,600,480
Principal
Amount Long-Term Fixed Income  97.0% Value
Romania  3.1%  - continued
Romania Government International
Bond
$ 4,100,000 4.000%,  2/14/2051 $ 2,756,963
2,000,000 3.000%,  2/27/2027 1,899,414
6,000,000 5.250%,  11/25/2027
a
5,957,724
1,000,000 6.625%,  2/17/2028
a
1,030,920
4,000,000 3.000%,  2/14/2031 3,383,800
2,000,000 3.625%,  3/27/2032
a
1,715,000
2,000,000 7.125%,  1/17/2033
a
2,120,000
1,500,000 6.375%,  1/30/2034
a
1,496,610
1,000,000 5.750%,  3/24/2035
a
942,668
Total 22,903,579
Saudi Arabia  3.7%
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,439,440
6,300,000 3.250%,  10/26/2026
a
6,133,863
4,000,000 3.625%,  3/4/2028
a
3,865,960
2,300,000 4.375%,  4/16/2029
a
2,269,111
2,500,000 2.250%,  2/2/2033
a
2,029,235
1,500,000 4.500%,  10/26/2046 1,261,764
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,850,785
Total 26,850,158
Senegal  0.2%
Senegal Government International
Bond
500,000 7.750%,  6/10/2031 456,962
700,000 6.250%,  5/23/2033 577,500
1,000,000 6.750%,  3/13/2048 704,960
Total 1,739,422
Serbia  1.2%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,058,938
3,500,000 6.500%,  9/26/2033
a
3,660,181
3,000,000 6.000%,  6/12/2034
a
3,009,925
Total 8,729,044
South Africa  2.6%
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 999,900
6,000,000 6.350%,  8/10/2028
a
6,000,580
3,000,000 8.450%,  8/10/2028 3,133,740
South Africa Government
International Bond
3,500,000 6.250%,  3/8/2041 3,147,235
2,000,000 5.375%,  7/24/2044 1,575,750
5,100,000 5.650%,  9/27/2047 4,004,775
Total 18,861,980
Sri Lanka  1.0%
Sri Lanka Government International
Bond
5,000,000 6.825%,  7/18/2026
f
3,075,000
4,000,000 6.200%,  5/11/2027
f
2,450,000
1,000,000 6.750%,  4/18/2028
f
623,133

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Sri Lanka  1.0%  - continued
$ 2,000,000 7.550%,  3/28/2030
f
$ 1,237,186
Total 7,385,319
Trinidad and Tobago  0.4%
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,800,000 8.875%,  10/18/2029
a,e
2,821,000
Total 2,821,000
Turkey  3.2%
Turkiye Government International
Bond
2,000,000 6.375%,  10/14/2025 2,025,550
5,600,000 6.125%,  10/24/2028 5,610,254
3,800,000 6.500%,  9/20/2033 3,652,940
2,639,000 6.875%,  3/17/2036 2,556,610
4,435,000 6.750%,  5/30/2040 4,104,659
2,000,000 6.000%,  1/14/2041 1,690,540
1,000,000 4.875%,  4/16/2043 720,000
1,800,000 5.750%,  5/11/2047 1,393,650
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,569,045
Total 23,323,248
Ukraine  0.8%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,b
35,991
375,226 Zero Coupon,  2/1/2030
b
181,000
1,402,166 Zero Coupon,  2/1/2034
b
525,812
278,813 Zero Coupon,  2/1/2034
a,b
104,555
2,132,932 1.750%,  2/1/2034
b
1,018,475
409,769 1.750%,  2/1/2034
a,b
195,665
1,184,929 Zero Coupon,  2/1/2035
b
577,653
235,617 Zero Coupon,  2/1/2035
a,b
114,863
2,310,025 1.750%,  2/1/2035
b
1,073,700
546,358 1.750%,  2/1/2035
a,b
253,947
987,441 Zero Coupon,  2/1/2036
b
476,440
196,347 Zero Coupon,  2/1/2036
a,b
94,737
2,426,201 1.750%,  2/1/2036
b
1,109,684
409,769 1.750%,  2/1/2036
a,b
187,418
Total 5,949,940
United Arab Emirates  3.0%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,995,822
3,000,000 3.000%,  9/15/2051
a
2,016,444
3,000,000 3.125%,  5/3/2026
a
2,937,444
8,500,000 2.500%,  9/30/2029
a
7,756,250
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
4,065,192
United Arab Emirates Government
International Bond
3,000,000 4.050%,  7/7/2032
a
2,882,634
Total 21,653,786
Principal
Amount Long-Term Fixed Income  97.0% Value
United Kingdom  0.2%
NAK Naftogaz Ukraine via Kondor
Finance plc
$ 2,000,000 7.625%,  11/8/2028
a
$ 1,688,950
Total 1,688,950
Uruguay  2.1%
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,758,036
2,000,000 5.100%,  6/18/2050 1,896,568
10,840,312 4.375%,  1/23/2031 10,636,758
Total 15,291,362
Uzbekistan  0.8%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,042,558
1,000,000 3.700%,  11/25/2030 840,500
3,000,000 3.900%,  10/19/2031
a,e
2,497,665
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,749,888
Total 6,130,611
Venezuela  0.4%
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
f
659,263
7,500,000 6.000%,  11/15/2026
f
712,500
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
f
587,708
5,000,000 9.000%,  5/7/2023
f
688,033
2,500,000 11.750%,  10/21/2026
f
392,712
Total 3,040,216
Vietnam  0.7%
Vietnam Government International
Bond
5,400,000 4.800%,  11/19/2024 5,394,859
Total 5,394,859
Virgin Islands, British  3.5%
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027
e
4,902,495
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,458,244
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,174,021
3,000,000 3.500%,  5/4/2027 2,934,417
Total 25,469,177
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 757,478

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.0% Value
Zambia  0.3%  - continued
$ 1,482,503 5.750%,  6/30/2033
b
$ 1,301,637
Total 2,059,115
Total Long-Term Fixed Income
(cost $773,687,438) 711,095,550
Shares
Collateral Held for Securities
Loaned 0.9%
6,779,868 Thrivent Cash Management Trust 6,779,868
Total Collateral Held for
Securities Loaned
(cost $6,779,868) 6,779,868
Shares Short-Term Investments 1.6%
Thrivent Core Short-Term Reserve
Fund
1,183,424 5.100% 11,834,242
Total Short-Term Investments
(cost $11,834,242) 11,834,242
Total Investments (cost
$792,301,548) 99.5% $729,709,660
Other Assets and Liabilities,
Net 0.5% 3,864,628
Total Net Assets 100.0% $733,574,288
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $250,957,335 or
34.2% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2024.
c Principal amount is displayed in Dominican Republic Pesos.
d Principal amount is displayed in Egyptian Pounds.
e All or a portion of the security is on loan.
f Defaulted security.  Interest is not being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 6,515,251
Total lending $6,515,251
Gross amount payable upon return of
collateral for securities loaned $6,779,868
Net amounts due to counterparty $264,617
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $13,376,431
Gross unrealized depreciation (75,412,544)
Net unrealized appreciation (depreciation) ($62,036,113)
Cost for federal income tax purposes $791,745,773

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 3,780,059 – 3,780,059 –
Energy 69,763,581 – 69,763,581 –
Financials 1,490,586 – 1,490,586 –
Foreign Government 618,597,627 – 618,597,627 –
Transportation 1,567,000 – 1,567,000 –
Utilities 15,896,697 – 15,896,697 –
Subtotal Investments in Securities $711,095,550 $– $711,095,550 $–
Other Investments  * Total
Affiliated Short-Term Investments 11,834,242
Collateral Held for Securities Loaned 6,779,868
Subtotal Other Investments $18,614,110
Total Investments at Value $729,709,660
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $11,288 $143,335 $142,789 $11,834 1,183 1.6%
Total Affiliated Short-Term Investments 11,288 11,834 1.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   23,593 110,148 126,961 6,780 6,780 0.9
Total Collateral Held for Securities Loaned 23,593 6,780 0.9
Total Value $34,881 $18,614
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $812
Total Income/Non Cash Income from Affiliated Investments $812
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 103
Total Affiliated Income from Securities Loaned, Net $103
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.2% Value
Belgium  <0.1%
3,303 Titan Cement International SA $ 118,119
Total 118,119
Brazil  4.3%
46,200 B3 SA - Brasil Bolsa Balcao 84,953
40,902 Banco Bradesco SA ADR 101,028
500,200 Banco do Brasil SA 2,272,181
100,700 BRF SA
a
457,609
153,702 Centrais Eletricas Brasileiras SA
ADR
b
1,011,359
497,287 Companhia Energetica de Minas
Gerais ADR 959,764
6,622 Companhia Paranaense de Energia
- COPEL ADR 39,533
407,700 Cury Construtora e Incorporadora
SA 1,725,755
99,000 Direcional Engenharia SA 533,113
18,535 Embraer SA ADR
a
621,293
127,899 Gerdau SA ADR 399,045
585,098 Itau Unibanco Holding SA ADR
b
3,539,843
94,719 Jalles Machado SA 99,456
185,600 JBS SA 1,161,585
481,600 Klabin SA 1,748,652
117,938 Petroleo Brasileiro SA ADR 1,586,266
289,400 Telefonica Brasil SA 2,637,235
459,000 TIM SA/Brazil 1,315,648
349,822 Vale SA ADR 3,743,096
15,800 WEG SA 148,628
Total 24,186,042
Cayman Islands  15.0%
241,500 3SBio, Inc.
c
181,145
271,500 AAC Technologies Holdings, Inc. 1,096,590
1,071,404 Alibaba Group Holding, Ltd. 13,105,751
1,407,000 China Feihe, Ltd.
c
1,061,925
192,000 China Medical System Holdings,
Ltd. 192,048
1,012,000 China Mengniu Dairy Company,
Ltd. 2,266,334
815,500 China Resources Land, Ltd. 2,718,417
666,000 Consun Pharmaceutical Group,
Ltd. 709,764
1,440,000 Geely Automobile Holdings, Ltd. 2,531,376
593,500 Greentown China Holdings, Ltd. 786,135
252,148 JD.com, Inc. 5,113,367
46,891 JOYY, Inc. ADR
a
1,596,639
594,500 Kingboard Holdings, Ltd. 1,439,560
286,500 Li Ning Company, Ltd. 584,577
1,072,500 Longfor Group Holdings, Ltd.
c
1,737,457
259,620 Meituan
a,c
6,134,918
91,500 NetDragon Websoft Holdings, Ltd. 119,203
5,961 NetEase, Inc. ADR 479,920
154,198 NU Holdings, Ltd./Cayman Islands
a
2,326,848
32,680 PDD Holdings, Inc. ADR
a
3,940,881
4,912,000 Shui On Land, Ltd. 449,199
701,000 Sino Biopharmaceutical, Ltd. 318,441
34,500 Sunny Optical Technology (Group)
Company, Ltd. 224,423
513,600 Tencent Holdings, Ltd. 26,780,198
13,733 Tencent Music Entertainment Group
ADR 152,848
1,980,600 Xiaomi Corporation
a,c
6,793,252
Shares Common Stock  97.2% Value
Cayman Islands  15.0%  - continued
1,198,000 Zhongsheng Group Holdings, Ltd. $ 1,842,271
Total 84,683,487
Chile  0.7%
13,684 Banco de Chile ADR 317,469
23,584 Banco de Credito e Inversiones SA 691,757
245,661 Cencosud SA 509,505
3,617,644 Colbun SA 447,775
76,048,910 Latam Airlines Group SA 1,017,234
243,976 S.A.C.I. Falabella
a
875,747
Total 3,859,487
China  11.6%
9,732,700 Agricultural Bank of China, Ltd. 6,473,628
2,758,000 Aluminum Corporation of China,
Ltd., Class H 1,757,264
540,000 BAIC Motor Corporation, Ltd.
c
149,131
1,673,600 Bank of China, Ltd., Class A 1,134,195
5,988,100 Bank of Communications Company,
Ltd., Class A 5,988,021
350,000 Bank of Communications Company,
Ltd., Class H 265,085
7,971,100 BOE Technology Group Company,
Ltd. 5,231,760
2,507,000 CGN Power Company, Ltd.
c
901,112
454,000 China Construction Bank
Corporation, Class H 352,412
815,000 China Life Insurance Company,
Ltd. 1,727,590
87,000 China Pacific Insurance (Group)
Company, Ltd. 302,138
24,730,000 China Tower Corporation, Ltd.
c
3,336,847
3,307,600 China United Network
Communications, Ltd. 2,319,675
1,026,500 China Vanke Company, Ltd., Class
H
a,b
977,292
3,920,000 CRRC Corporation, Ltd. 2,537,293
346,800 Foxconn Industrial Internet
Company, Ltd. 1,163,131
101,600 Fuyao Glass Industry Group
Company, Ltd., Class H
c
720,757
996,000 Great Wall Motor Company, Ltd.,
Class H 1,583,818
753,000 Haier Smart Home Company, Ltd.,
Class H 2,732,808
1,886,200 Huaxia Bank Company, Ltd. 1,874,597
210,800 Industrial and Commercial Bank of
China, Ltd., Class A 179,100
614,900 Inner Mongolia Yili Industrial Group
Company, Ltd. 2,416,567
1,054,000 Jiangxi Copper Company, Ltd.,
Class H 1,772,943
900,000 Lenovo Group, Ltd. 1,186,773
278,300 Livzon Pharmaceutical Group, Inc. 1,433,318
384,400 Midea Group Company, Ltd. 3,853,361
316,200 New China Life Insurance
Company, Ltd. 1,067,098
377,200 People's Insurance Company
(Group) of China, Ltd., Class A 377,001
7,238,000 People's Insurance Company
(Group) of China, Ltd., Class H 3,653,414
417,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,583,642
1,022,700 Shenwan Hongyuan Group
Company, Ltd. 765,055

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
China  11.6%  - continued
1,305,600 Sinopharm Group Company, Ltd. $ 3,252,630
562,000 Tong Ren Tang Technologies
Company, Ltd. 368,039
263,000 ZTE Corporation 654,573
Total 65,092,068
Colombia  0.3%
8,687 Bancolombia SA 74,792
57,523 Bancolombia SA ADR 1,835,559
Total 1,910,351
Cyprus  <0.1%
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic  <0.1%
285 Philip Morris CR 198,832
Total 198,832
Egypt  <0.1%
142,517 Commercial International Bank
Egypt SAE GDR 220,331
Total 220,331
Greece  0.2%
23,386 Hellenic Telecommunications
Organization SA 386,432
74,927 HELLENiQ ENERGY Holdings SA 563,484
18,546 OPAP SA 316,319
Total 1,266,235
Hong Kong  1.2%
505,000 China Overseas Grand Oceans
Group, Ltd. 133,038
330,500 China Overseas Land &
Investment, Ltd. 631,525
4,219,440 CSPC Pharmaceutical Group, Ltd. 3,123,792
1,123,000 Weichai Power Company, Ltd.,
Class H 1,696,923
1,144,000 Yuexiu Property Company, Ltd. 946,424
Total 6,531,702
Hungary  0.9%
253,163 MOL Hungarian Oil & Gas plc 1,756,834
39,536 OTP Bank Nyrt 1,968,340
40,910 Richter Gedeon Nyrt 1,181,721
Total 4,906,895
India  20.5%
4,506 ABB India, Ltd. 396,887
7,542 Apar Industries, Ltd. 900,978
206,935 Axis Bank, Ltd. 2,842,699
49,828 Bajaj Auto, Ltd. 5,819,620
1,245,785 Bharat Petroleum Corporation, Ltd. 4,595,453
179,575 Bharti Airtel, Ltd. 3,437,153
1,535 Bosch, Ltd. 640,310
318,904 Chambal Fertilisers and Chemicals,
Ltd. 1,827,243
347,154 Cipla, Ltd. 6,386,498
706,633 Coal India, Ltd. 3,790,350
6,116 CRISIL, Ltd. 398,205
Shares Common Stock  97.2% Value
India  20.5%  - continued
28,125 Cummins India, Ltd. $ 1,166,628
18,608 Dixon Technologies India, Ltd. 3,104,553
10,721 Dr. Reddy's Laboratories, Ltd. ADR 792,282
87,857 HCL Technologies, Ltd. 1,838,375
125,723 HDFC Asset Management
Company, Ltd.
c
6,415,823
70,498 HDFC Bank, Ltd. 1,449,066
105,844 Hero MotoCorp, Ltd. 6,258,601
518,554 Hindalco Industries, Ltd. 4,207,759
32,572 Hindustan Aeronautics, Ltd. 1,639,085
116,633 Hindustan Petroleum Corporation,
Ltd. 527,380
356,177 ICICI Bank, Ltd. ADR 10,831,343
103,113 Infosys, Ltd. ADR
b
2,156,093
172,610 Jindal Saw, Ltd. 647,129
5,890 KEI Industries, Ltd. 283,013
56,501 Kotak Mahindra Bank, Ltd. 1,159,978
73,070 KPIT Technologies, Ltd. 1,206,012
123,096 LT Foods, Ltd. 569,046
8,929 Lupin, Ltd. 231,679
26,241 Mahindra & Mahindra, Ltd. 847,386
10,773 Maruti Suzuki India, Ltd. 1,413,981
260 MRF, Ltd. 378,141
19,250 Nippon Life India Asset
Management, Ltd.
c
161,556
834,085 Oil & Natural Gas Corporation, Ltd. 2,630,475
10,441 PB Fintech, Ltd.
a
210,955
31,838 Persistent Systems, Ltd. 2,027,172
30,515 Pidilite Industries, Ltd. 1,139,426
391,508 Power Finance Corporation, Ltd. 2,103,277
14,861 REC, Ltd. 91,754
75,489 Reliance Industries, Ltd. 1,193,630
75,489 Reliance Industries, Ltd.,
Temporary Shares
a,d
1,133,949
282,574 State Bank of India 2,749,801
173,577 Tata Consultancy Services, Ltd. 8,164,560
235,204 Tata Motors, Ltd. 2,326,412
199,222 Tech Mahindra, Ltd. 3,791,995
65,667 Trent, Ltd. 5,549,055
11,240 UltraTech Cement, Ltd. 1,475,990
49,755 United Spirits, Ltd. 856,150
125,586 Zydus Lifesciences, Ltd. 1,491,703
Total 115,256,609
Indonesia  1.6%
13,953,300 Bank Central Asia Tbk PT 9,112,541
Total 9,112,541
Kuwait  0.3%
93,035 HumanSoft Holding Company
KSCC 791,981
209,221 Kuwait Finance House KSCP 491,199
72,992 Mobile Telecommunications
Company KSCP 108,588
204,497 National Bank of Kuwait KSC 566,274
Total 1,958,042
Luxembourg  <0.1%
6,639 Reinet Investments SCA 184,254
Total 184,254
Malaysia  0.4%
320,900 Hong Leong Bank Bhd 1,497,099

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
Malaysia  0.4%  - continued
383,868 Sports Toto Bhd $ 132,737
92,600 Ta Ann Holdings Bhd 90,506
708,700 YTL Corporation Bhd 316,811
Total 2,037,153
Mexico  1.0%
35,553 Coca-Cola FEMSA SAB de CV ADR 2,964,054
1,987 Fomento Economico Mexicano SAB
de CV ADR 192,520
76,800 Grupo Financiero Banorte SAB de
CV ADR 536,001
209,000 Grupo Mexico SAB de CV 1,096,625
265,100 Megacable Holdings SAB de CV 585,195
21,900 Wal-Mart de Mexico SAB de CV 60,470
Total 5,434,865
Netherlands  <0.1%
36,713 NEPI Rockcastle NV 288,144
Total 288,144
Philippines  0.1%
250,630 Bank of the Philippine Islands 615,649
Total 615,649
Poland  1.8%
78,724 Asseco Poland SA 1,765,975
15,287 Bank Polska Kasa Opieki SA 534,835
2,449 Budimex SA 306,282
36,033 KGHM Polska Miedz SA 1,348,632
63,554 Orlen SA 829,829
197,720 Powszechna Kasa Oszczednosci
Bank Polski SA 2,747,171
238,374 Powszechny Zaklad Ubezpieczen
SA 2,364,003
Total 9,896,727
Qatar  0.1%
240,514 Commercial Bank PSQC 280,724
69,334 Gulf Warehousing Company 62,269
52,758 Qatar National Bank QPSC 251,105
Total 594,098
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
a,d
65
56,865 GMK Norilskiy Nickel PAO ADR
a,d
6
23,359 LUKOIL PJSC
d,e
0
23,091 Mechel PJSC ADR
a,b,d
2
1,696 Novatek PJSC GDR
a,d
0
2,615 Polyus PJSC
a,d
0
1,260,120 Sberbank of Russia PJSC
d,e
1
67,230 Sovcomflot OAO
d,e
0
257,974 Surgutneftegas PJSC ADR
a,d
26
Total 100
Saudi Arabia  2.9%
215,422 Al Rajhi Bank 5,033,467
2,167 Al Rajhi Company for Co-operative
Insurance
a
103,181
603,047 Arab National Bank 3,032,871
4,297 Dr. Sulaiman Al Habib Medical
Services Group Company 327,449
13,164 Eastern Province Cement Company 121,613
Shares Common Stock  97.2% Value
Saudi Arabia  2.9%  - continued
1,823 Elm Company $ 495,205
68,960 Maharah Human Resources
Company 136,821
160,682 Saudi Arabian Oil Company
c
1,154,189
4,382 Saudi Aramco Base Oil Company 136,379
6,064 Saudi Basic Industries Corporation 117,382
250,808 Saudi National Bank 2,204,835
206,711 Saudi Telecom Company 2,319,969
11,730 Theeb Rent A Car Company 242,677
69,343 Yanbu National Petrochemical
Company 733,378
Total 16,159,416
South Africa  2.2%
12,044 Absa Group, Ltd. 115,200
229,764 AECI, Ltd. 1,263,115
3,261 Aspen Pharmacare Holdings, Ltd. 33,015
45,092 Barloworld, Ltd. 212,375
658 Capitec Bank Holdings, Ltd. 118,869
30,182 Coronation Fund Managers, Ltd. 68,547
227,790 DataTec, Ltd. 520,998
273,513 FirstRand, Ltd. 1,201,733
5,516 Gold Fields, Ltd. ADR 90,904
127,168 Harmony Gold Mining Company,
Ltd. ADR 1,378,501
7,817 Kumba Iron Ore, Ltd. 147,206
104,094 Mr Price Group, Ltd. 1,518,402
8,474 Naspers, Ltd. 2,002,808
39,100 Nedbank Group, Ltd. 658,756
211,134 Pepkor Holdings, Ltd.
c
274,067
183,790 Standard Bank Group 2,530,334
34,479 Super Group, Ltd. 43,788
31,218 Vodacom Group 195,446
Total 12,374,064
South Korea  6.4%
7,963 Caregen Company, Ltd. 97,272
1,650 Celltrion, Inc. 216,948
6,685 CJ Corporation 495,600
22,819 Green Cross Holdings Corporation 270,263
76,298 GS Holdings Corporation 2,272,619
18,079 HD Hyundai Company, Ltd. 1,043,135
9,044 Hyundai Motor Company 1,393,052
74,202 KT Corporation 2,365,940
45,649 KT&G Corporation 3,626,093
591 LG Chem, Ltd. 132,883
2,557 Samsung Biologics Company,
Ltd.
a,c
1,849,326
23,193 Samsung C&T Corporation 1,958,333
290,355 Samsung Electronics Company,
Ltd. 12,328,761
39,668 SD Biosensor, Inc.
a
260,233
20,055 SK Hynix, Inc. 2,625,477
6,647 SK, Inc. 711,301
43,675 Yuhan Corporation 4,359,800
Total 36,007,036
Taiwan  21.1%
2,650,000 Asia Cement Corporation 3,850,758
52,000 Asustek Computer, Inc. 918,211
3,550,760 Chang Hwa Commercial Bank, Ltd. 1,951,133
1,109,000 Cheng Shin Rubber Industry
Company, Ltd. 1,592,806
60,000 Chicony Electronics Company, Ltd. 302,586

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.2% Value
Taiwan  21.1%  - continued
557,000 Chipbond Technology Corporation $ 1,087,594
13,633 Chunghwa Telecom Company, Ltd.
ADR 513,828
1,158,000 Compal Electronics, Inc. 1,271,192
451,000 Delta Electronics, Inc. 5,570,248
83,000 Dynapack International Technology
Corporation 277,260
403,000 Far Eastern New Century
Corporation 465,032
264,000 Far EasTone Telecommunications
Company, Ltd. 729,006
484,000 Feng Hsin Steel Company, Ltd. 1,258,917
16,000 Fusheng Precision Company, Ltd. 147,393
843,000 Hon Hai Precision Industry
Company, Ltd. 5,403,397
917,000 Inventec Corporation 1,268,246
432,000 KGI Financial Holding Company,
Ltd. 222,598
507,000 Lite-On Technology Corporation 1,589,342
189,000 MediaTek, Inc. 7,357,429
714,000 Nan Ya Plastics Corporation 919,937
1,573,000 Pegatron Corporation 4,769,599
1,111,000 Pou Chen Corporation 1,298,945
41,000 Powertech Technology, Inc. 159,650
46,000 President Chain Store Corporation 422,364
211,000 Quanta Computer, Inc. 1,916,162
869,000 Synnex Technology International
Corporation 1,908,734
112,000 Systex Corporation 458,357
2,447,674 Taichung Commercial Bank
Company, Ltd. 1,346,753
707,000 Taiwan Mobile Company, Ltd. 2,491,791
30,000 Taiwan Secom Company, Ltd. 127,012
1,791,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 56,164,843
264,164 Topco Scientific Company, Ltd. 2,550,158
1,502,000 Uni-President Enterprises
Corporation 4,206,200
156,000 Wah Lee Industrial Corporation 586,009
289,000 WPG Holdings, Ltd. 656,628
3,230,636 Yuanta Financial Holding Company,
Ltd. 3,240,222
Total 119,000,340
Thailand  1.1%
1,414,900 Kasikornbank pcl NVDR 6,132,454
Total 6,132,454
Turkey  0.9%
31,741 Ford Otomotiv Sanayi AS 906,423
84,078 KOC Holding AS 414,629
182,088 Tekfen Holding AS
a
400,288
398,736 Turk Hava Yollari Anonim Ortakligi
a
3,171,342
Total 4,892,682
United Arab Emirates  2.2%
951,907 Abu Dhabi National Oil Company
for Distribution PJSC 934,210
1,282,023 Deyaar Development PJSC 248,064
1,948,578 Dubai Islamic Bank PJSC 3,311,167
1,743,638 Emaar Properties PJSC 4,122,552
Shares Common Stock  97.2% Value
United Arab Emirates  2.2%  - continued
683,593 Emirates NBD Bank PJSC $ 3,536,098
Total 12,152,091
United Kingdom  0.4%
78,399 AngloGold Ashanti plc 2,187,264
Total 2,187,264
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $478,371,767) 547,257,078
Shares Preferred Stock 1.9%
Brazil  0.8%
586,600 Companhia de Sanena do Parana 562,155
42,995 Itausa SA 78,837
606,800 Petroleo Brasileiro SA 3,761,994
Total 4,402,986
Russian Federation  <0.1%
2,930,700 Surgutneftegas PJSC
d,e
3
65,200 Transneft PJSC
d,e
0
Total 3
South Korea  1.1%
11,007 Hyundai Motor Company, 2nd
Preferred 1,271,707
19,810 Hyundai Motor Company, Preferred 2,237,198
77,995 Samsung Electronics Company,
Ltd. 2,683,050
Total 6,191,955
Total Preferred Stock
(cost $14,059,749) 10,594,944
Shares
Collateral Held for Securities
Loaned 0.7%
4,190,275 Thrivent Cash Management Trust 4,190,275
Total Collateral Held for
Securities Loaned
(cost $4,190,275) 4,190,275
Shares or
Principal
Amount Short-Term Investments 1.0%
Federal Home Loan Bank Discount
Notes
700,000 4.910%,  11/8/2024
f,g
699,301
100,000 4.630%,  11/22/2024
f,g
99,725
Thrivent Core Short-Term Reserve
Fund
456,490 5.100% 4,564,895
Total Short-Term Investments
(cost $5,363,957) 5,363,921
Total Investments (cost
$501,985,748) 100.8% $567,406,218
Other Assets and Liabilities,
Net (0.8%) (4,234,589)
Total Net Assets 100.0% $563,171,629

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $30,871,505 or
5.5% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 3,955,921
Total lending $3,955,921
Gross amount payable upon return of
collateral for securities loaned $4,190,275
Net amounts due to counterparty $234,354
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $88,415,051
Gross unrealized depreciation (35,290,262)
Net unrealized appreciation (depreciation) $53,124,789
Cost for federal income tax purposes $514,673,506

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services
%
51,871,561 2,743,235 49,128,326 0
Consumer Discretionary 83,118,621 3,940,881 79,177,740 –
Consumer Staples
%
21,159,216 3,156,574 18,002,642 0
Energy
%
20,805,065 1,586,266 18,084,759 1,134,040
Financials 122,579,608 19,172,421 103,407,186 1
Health Care 27,077,366 792,282 26,285,084 –
Industrials 21,384,542 621,293 20,763,249 –
Information Technology 148,926,330 2,156,093 146,770,237 –
Materials
%
33,620,168 5,611,546 28,008,614 8
Real Estate 13,038,247 – 13,038,247 –
Utilities 3,676,354 2,010,656 1,665,698 –
Preferred Stock
Consumer Discretionary 3,508,905 – 3,508,905 –
Energy
%
3,761,997 – 3,761,994 3
Financials 78,837 – 78,837 –
Information Technology 2,683,050 – 2,683,050 –
Utilities 562,155 – 562,155 –
Short-Term Investments 799,026 – 799,026 –
Subtotal Investments in Securities $558,651,048 $41,791,247 $515,725,749 $1,134,052
Other Investments  * Total
Affiliated Short-Term Investments 4,564,895
Collateral Held for Securities Loaned 4,190,275
Subtotal Other Investments $8,755,170
Total Investments at Value $567,406,218
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
% Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 392,077 392,077 – –
Total Asset Derivatives $392,077 $392,077 $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling
$799,026 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 344 December 2024 $ 18,983,724 $ 392,077
Total Futures Long Contracts $ 18,983,724 $ 392,077
Total Futures Contracts $ 18,983,724 $392,077
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 392,077
Total Equity Contracts 392,077
Total Asset Derivatives $392,077
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,678,739
Total Equity Contracts
1,678,739
Total $1,678,739
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 941,475
Total Equity Contracts 941,475
Total $941,475
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $21,938,567

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $4,761 $132,242 $132,438 $4,565 456 0.8%
Total Affiliated Short-Term Investments 4,761 4,565 0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4 35,095 30,909 4,190 4,190 0.7
Total Collateral Held for Securities Loaned 4 4,190 0.7
Total Value $4,765 $8,755
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $266
Total Income/Non Cash Income from Affiliated Investments $266
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total $– $– $–

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.7% Value
Australia  6.8%
23,893 AGL Energy, Ltd. $ 164,049
256,526 APA Group 1,174,566
47,806 Aristocrat Leisure, Ltd. 1,923,692
96,580 Aurizon Holdings, Ltd. 214,143
110,943 Australia and New Zealand
Banking Group, Ltd. 2,261,069
197,444 BHP Group, Ltd. 5,485,489
29,374 BlueScope Steel, Ltd. 390,332
72,547 Brambles, Ltd. 873,465
5,081 Breville Group, Ltd. 105,611
1,144 CAR Group, Ltd. 28,178
2,504 Cochlear, Ltd. 463,586
54,492 Coles Group, Ltd. 628,918
47,746 Commonwealth Bank of Australia 4,453,468
11,898 Computershare, Ltd. 205,685
20,187 CSL, Ltd. 3,790,207
41,357 Deterra Royalties, Ltd. 100,055
22,210 Fortescue, Ltd. 278,132
9,658 Goodman Group 230,628
303,726 Insurance Australia Group, Ltd. 1,491,429
14,606 JB Hi-Fi, Ltd. 783,789
246,601 Lottery Corporation, Ltd. 805,763
4,162 Macquarie Group, Ltd. 629,902
99,744 National Australia Bank, Ltd. 2,528,018
69,027 Northern Star Resources, Ltd. 801,014
9,660 Orica, Ltd. 109,727
101,580 Origin Energy, Ltd. 641,384
76,948 Perseus Mining, Ltd. 143,864
6,461 Premier Investments, Ltd. 142,180
2,481 Pro Medicus, Ltd. 314,280
52,132 QBE Insurance Group, Ltd. 588,575
45,080 Qube Holdings, Ltd. 109,948
25,546 Rio Tinto, Ltd. 2,005,804
29,717 Santos, Ltd. 132,207
60,447 Technology One, Ltd. 963,402
477,725 Telstra Corporation, Ltd. 1,195,945
16,127 Wesfarmers, Ltd. 709,442
125,529 Westpac Banking Corporation 2,636,328
1,342 Wisetech Global, Ltd. 103,036
Total 39,607,310
Belgium  0.2%
2,057 Anheuser-Busch InBev NV 121,962
14,642 Groupe Bruxelles Lambert SA 1,057,953
Total 1,179,915
Bermuda  0.3%
54,000 Hongkong Land Holdings, Ltd. 231,530
37,700 Jardine Matheson Holdings, Ltd. 1,451,450
Total 1,682,980
Canada  11.0%
25,086 Agnico Eagle Mines, Ltd. 2,165,286
59,488 Alimentation Couche-Tard, Inc. 3,102,254
20,200 ATCO, Ltd. 701,019
25,003 Bank of Montreal 2,278,436
42,255 Bank of Nova Scotia 2,175,646
29,064 Barrick Gold Corporation 561,721
8,141 Brookfield Corporation 431,680
25,030 Canadian Imperial Bank of
Commerce 1,565,959
25,359 Canadian National Railway
Company 2,738,338
119,615 Canadian Natural Resources, Ltd. 4,067,778
Shares Common Stock  98.7% Value
Canada  11.0%  - continued
8,319 Canadian Pacific Kansas City, Ltd. $ 641,752
62,996 Canadian Utilities, Ltd. 1,612,962
10,955 CCL Industries, Inc. 639,038
354 Cenovus Energy, Inc. 5,693
2,822 Cogeco Communications, Inc.
a
142,179
1,218 Constellation Software, Inc./Canada 3,673,236
7,122 Dollarama, Inc. 741,126
72,566 Enbridge, Inc. 2,931,096
47,913 Great-West Lifeco, Inc. 1,607,710
37,938 Hydro One, Ltd. 1,221,504
9,897 iA Financial Corporation, Inc. 806,346
13,277 Imperial Oil, Ltd. 990,757
128,320 Kinross Gold Corporation 1,293,466
12,648 Laurentian Bank of Canada 236,909
19,634 Loblaw Companies, Ltd. 2,482,400
117,910 Manulife Financial Corporation 3,444,105
24,458 Metro, Inc./CN 1,452,531
9,163 National Bank of Canada 873,952
57,530 Power Corporation of Canada 1,818,433
42,499 Royal Bank of Canada 5,139,804
11,015 Russel Metals, Inc. 306,713
14,242 Shopify, Inc.
b
1,113,867
88,354 Suncor Energy, Inc. 3,335,286
5,567 Teck Resources, Ltd. 258,810
13,835 Thomson Reuters Corporation 2,264,614
9,893 TMX Group, Ltd. 309,008
14,435 Toromont Industries, Ltd. 1,275,186
57,421 Toronto-Dominion Bank 3,174,270
24,022 TransAlta Corporation 251,201
1,883 WSP Global, Inc. 336,569
Total 64,168,640
Cayman Islands  <0.1%
57,000 Wharf Real Estate Investment
Company, Ltd. 171,376
Total 171,376
Denmark  1.5%
2,948 Carlsberg AS 325,794
61,053 Novo Nordisk AS 6,848,011
10,024 Pandora AS 1,515,591
Total 8,689,396
Finland  0.6%
163,855 Fortum Oyj 2,419,272
67,525 Nordea Bank Abp 790,513
Total 3,209,785
France  9.6%
27,940 Air Liquide SA 5,009,675
109,343 BNP Paribas SA 7,467,465
31,161 Compagnie de Saint-Gobain SA 2,825,830
71,395 Compagnie Generale des
Etablissements Michelin SCA 2,412,828
261,826 Credit Agricole SA 4,013,289
39,460 Danone SA 2,818,962
25,267 Eiffage SA 2,351,690
218,371 Engie SA 3,660,225
978 Hermes International SCA 2,222,750
9,356 Ipsos SA 459,434
51,722 Legrand SA 5,837,775
7,432 L'Oreal SA 2,788,263

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
France  9.6%  - continued
8,496 LVMH Moet Hennessy Louis Vuitton
SE $ 5,655,955
23,399 Schneider Electric SE 6,061,475
75,872 Societe Generale SA 2,179,154
1,256 Wendel SA 124,830
10,280 Worldline SA
b,c
72,870
Total 55,962,470
Germany  6.1%
5,004 Adidas AG 1,198,413
37,476 Allianz SE 11,797,632
10,294 Bayerische Motoren Werke AG 811,537
37,124 Deutsche Boerse AG 8,623,089
76,855 E.ON SE 1,037,163
15,326 Evonik Industries AG 337,772
9,626 Heidelberg Materials AG 1,060,198
23,132 Mercedes-Benz Group AG 1,405,283
28,612 SAP SE 6,680,468
7,487 Scout24 SE
c
646,766
4,000 Siemens AG 778,199
1,316 Symrise AG 158,355
18,927 Vonovia SE 620,535
Total 35,155,410
Hong Kong  1.5%
37,000 CK Asset Holdings, Ltd. 151,255
534,500 CK Hutchison Holdings, Ltd. 2,811,004
295,000 Henderson Land Development
Company, Ltd. 945,972
91,000 HKT Trust and HKT, Ltd. 113,086
162,400 Link REIT 756,689
204,500 Sun Hung Kai Properties, Ltd. 2,214,319
135,500 Techtronic Industries Company,
Ltd. 1,960,069
Total 8,952,394
Israel  0.8%
72,601 Bank Leumi Le-Israel BM 737,592
18,685 Check Point Software Technologies,
Ltd.
b
3,236,429
672 Nova, Ltd.
b
126,373
17,745 Plus500, Ltd. 535,883
Total 4,636,277
Italy  2.1%
103,196 A2A SPA 235,890
11,513 ACEA SPA 218,155
7,621 Azimut Holding SPA 188,501
2,317 Banca Generali SPA 102,679
318,670 Banca Monte dei Paschi di Siena
SPA 1,748,864
93,843 BPER Banca SPA 571,372
9,299 Buzzi SPA 364,314
226,456 Enel SPA 1,717,457
2,555 Eni SPA 38,921
381,559 Italgas SPA 2,340,712
35,467 Pirelli & C. SPA
c
193,803
83,608 Recordati SPA 4,743,750
Total 12,464,418
Japan  19.7%
23,200 Advantest Corporation 1,343,272
4,000 Ain Holdings, Inc. 132,100
Shares Common Stock  98.7% Value
Japan  19.7%  - continued
44,600 Amada Company, Ltd. $ 439,529
13,600 Arcs Company, Ltd. 225,657
93,700 Asahi Kasei Corporation 646,407
3,100 Bridgestone Corporation 110,469
8,500 COMSYS Holdings Corporation 178,340
20,400 Dai Nippon Printing Company, Ltd. 354,070
24,500 Daiichi Sankyo Company, Ltd. 797,432
1,900 Daikin Industries, Ltd. 228,108
269,200 Daiwa Securities Group, Inc. 1,761,183
7,000 DISCO Corporation 1,991,744
435,300 Eneos Holdings, Inc. 2,195,892
2,700 Fast Retailing Company, Ltd. 863,248
10,400 Fuji Media Holdings, Inc. 117,566
17,100 FUJIFILM Holdings NPV 406,780
6,100 Fujikura, Ltd. 224,195
36,600 Fujitsu, Ltd. 703,666
20,100 Heiwa Corporation 274,478
110,400 Hitachi, Ltd. 2,773,785
145,000 Honda Motor Company, Ltd. 1,458,281
25,100 Hoya Corporation 3,358,230
46,600 Inaba Denki Sangyo Company, Ltd. 1,168,816
22,400 ITOCHU Corporation 1,108,079
290,400 Japan Post Holdings Company,
Ltd. 2,679,257
78,900 Japan Tobacco, Inc. 2,202,687
13,000 Kawasaki Kisen Kaisha, Ltd. 179,583
102,800 KDDI Corporation 3,205,242
4,600 Keyence Corporation 2,076,503
10,800 Komatsu, Ltd. 279,561
238,800 Kyocera Corporation 2,421,840
46,500 Kyoei Steel, Ltd. 527,282
5,800 Lasertec Corporation 787,036
14,300 MEITEC Group Holdings, Inc. 274,035
63,600 Mitsubishi Chemical Group
Corporation 343,191
145,300 Mitsubishi Corporation 2,658,129
12,900 Mitsubishi Estate Company, Ltd. 190,765
284,300 Mitsubishi HC Capital, Inc. 1,903,741
63,000 Mitsubishi Heavy Industries, Ltd. 889,368
64,500 Mitsubishi Logistics Corporation 432,397
268,400 Mitsubishi UFJ Financial Group,
Inc. 2,829,002
42,200 Mitsui & Company, Ltd. 860,359
166,700 Mizuho Financial Group, Inc. 3,462,527
16,100 MS and AD Insurance Group
Holdings, Inc. 356,121
66,100 Murata Manufacturing Company,
Ltd. 1,154,841
27,600 NEC Corporation 2,348,494
73,900 Nintendo Company, Ltd. 3,903,619
4,700 Nippon Electric Glass Company,
Ltd. 106,957
6,900 Nippon Express Holdings, Inc. 340,183
3,749,800 Nippon Telegraph and Telephone
Corporation 3,617,940
3,600 Nishimatsu Construction Company,
Ltd. 120,763
18,300 Nitto Denko Corporation 301,103
20,100 Nitto Kogyo Corporation 388,226
310,500 Nomura Holdings, Inc. 1,592,214
10,300 Nomura Research Institute, Ltd. 308,108
10,200 NS Solutions Corporation 258,090
7,800 NSD Company, Ltd. 168,464
31,700 NTT Data Group Corporation 501,501
7,600 Otsuka Corporation 170,570

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Japan  19.7%  - continued
5,500 Otsuka Holdings Company, Ltd. $ 332,259
9,200 Rakus Company, Ltd. 123,016
33,300 Recruit Holdings Company, Ltd. 2,033,382
86,100 Renesas Electronics Corporation 1,153,595
27,700 Rorze Corporation 403,715
2,700 Sankyu, Inc. 93,783
5,500 SCREEN Holdings Company, Ltd. 351,124
28,500 SCSK Corporation 531,801
73,400 Secom Company, Ltd. 2,610,318
15,800 Sekisui Chemical Company, Ltd. 222,984
103,600 Sekisui House, Ltd. 2,502,103
68,100 Shin-Etsu Chemical Company, Ltd. 2,495,454
29,300 SoftBank Group Corporation 1,746,822
44,000 Sojitz Corporation 899,216
21,500 Sompo Holdings, Inc. 460,940
291,100 Sony Group Corporation 5,122,637
104,700 Sumitomo Corporation 2,208,795
170,400 Sumitomo Mitsui Financial Group,
Inc. 3,614,958
16,200 Taiyo Holdings Company, Ltd. 427,650
159,600 Takeda Pharmaceutical Company,
Ltd. 4,453,034
6,500 TBS Holdings, Inc. 159,957
27,100 Terumo Corporation 516,128
36,900 Toagosei Company, Ltd. 376,471
4,800 Toho Holdings Company, Ltd. 142,876
37,000 Tokio Marine Holdings, Inc. 1,332,598
20,700 Tokyo Electron, Ltd. 3,046,068
83,100 TOPPAN Holdings, Inc. 2,430,779
12,300 Toyota Industries Corporation 852,661
289,900 Toyota Motor Corporation 4,995,092
57,900 Tsubakimoto Chain Company 729,023
60,600 TV Asahi Holdings Corporation 788,749
67,300 Yamada Holdings Company, Ltd. 193,252
9,600 Yuasa Trading Company, Ltd. 291,866
Total 114,344,132
Jersey  0.8%
63,439 Experian plc 3,096,210
221,887 Glencore plc 1,163,724
233,144 Man Group plc 596,665
Total 4,856,599
Netherlands  5.5%
4,578 ASM International NV 2,556,843
15,112 ASML Holding NV 10,172,352
6,803 EXOR NV 718,527
18,917 Ferrari NV 9,030,382
152,316 Koninklijke Ahold Delhaize NV 5,021,807
10,906 Koninklijke Vopak NV 502,752
201,456 MFE-MediaForEurope NV 659,151
17,950 Stellantis NV 245,957
18,497 Wolters Kluwer NV 3,109,041
Total 32,016,812
New Zealand  0.1%
50,557 Contact Energy, Ltd. 259,572
Total 259,572
Norway  0.6%
164,912 DNB Bank ASA 3,417,469
Shares Common Stock  98.7% Value
Norway  0.6%  - continued
9,419 Yara International ASA $ 283,250
Total 3,700,719
Singapore  1.2%
44,300 City Developments, Ltd. 173,620
210,600 ComfortDelGro Corporation, Ltd. 233,583
199,120 DBS Group Holdings, Ltd. 5,773,446
54,900 Singapore Exchange, Ltd. 470,438
195,800 Yangzijiang Shipbuilding Holdings,
Ltd. 380,399
Total 7,031,486
Spain  2.3%
73,470 Acerinox SA 673,213
6,971 Aena SME SA
c
1,544,912
473,742 Banco Bilbao Vizcaya Argentaria
SA 4,715,943
567,154 Banco Santander SA 2,770,768
26,578 Industria de Diseno Textil SA 1,515,334
4,582 Laboratorios Farmaceuticos ROVI
SA 389,241
46,249 Logista Integral SA 1,416,956
925 Vidrala SA 100,020
Total 13,126,387
Sweden  4.5%
9,195 AAK AB 263,958
38,288 AB Industrivarden, Class A 1,320,582
7,822 Alfa Laval AB 346,278
184,520 Assa Abloy AB 5,779,672
297,304 Atlas Copco AB, Class A 4,906,532
20,067 Atlas Copco AB, Class B 291,768
115,525 Granges AB 1,364,936
46,894 Hexpol AB 445,917
248,482 Investor AB, Class B 7,033,050
158,281 SSAB AB, Class A 761,560
178,518 Svenska Handelsbanken AB 1,854,916
7,065 Svolder AB 39,934
25,963 Swedbank AB 526,803
37,858 Trelleborg AB 1,259,351
Total 26,195,257
Switzerland  11.0%
154,989 ABB, Ltd. 8,612,915
16,604 Compagnie Financiere Richemont
SA 2,417,551
1,677 Givaudan SA 7,961,476
78,477 Holcim AG 7,706,498
37,538 Nestle SA 3,547,065
142,954 Novartis AG 15,511,407
11,070 PSP Swiss Property AG 1,572,050
30,246 Roche Holding AG, Participation
Certificates 9,373,342
599 Siegfried Holding AG 782,440
6,876 Sonova Holding AG 2,516,187
66,406 UBS Group AG 2,031,226
3,053 Zurich Insurance Group AG 1,800,065
Total 63,832,222
United Kingdom  12.5%
81,639 AstraZeneca plc 11,616,774
599,629 Auto Trader Group plc
c
6,474,526
192,072 Barclays plc 588,801

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
United Kingdom  12.5%  - continued
9,665 Berkeley Group Holdings plc $ 551,535
35,278 British Land Company plc 181,540
17,997 Coca-Cola European Partners plc 1,367,772
258,984 Compass Group plc 8,410,922
41,754 Evraz plc
b,d
5
52,380 Halma plc 1,673,324
138,634 HSBC Holdings plc 1,272,393
15,956 IG Group Holdings plc 184,622
68,842 Imperial Brands plc 2,077,528
22,624 InterContinental Hotels Group plc 2,495,386
2,735 Intertek Group plc 164,187
59,098 MONY Group plc 143,127
34,658 Next plc 4,384,766
9,477 Paragon Banking Group plc 83,831
156,113 RELX plc 7,159,337
45,660 Rio Tinto plc 2,950,933
474,440 Shell plc 15,840,371
353,292 Tesco plc 1,560,030
35,866 Unilever plc 2,187,911
1,278,797 Vodafone Group plc 1,189,180
29,037 Zigup plc 132,405
Total 72,691,206
Total Common Stock
(cost $499,447,524) 573,934,763
Shares Preferred Stock 0.4%
Germany  0.4%
1,857 Bayerische Motoren Werke AG 136,651
3,519 Dr. Ing. h.c. F. Porsche AG
c
247,598
6,542 Henkel AG & Company KGaA 566,491
21,118 Porsche Automobil Holding SE 877,309
7,092 Volkswagen AG 688,369
Total 2,516,418
Total Preferred Stock
(cost $2,645,542) 2,516,418
Shares
Collateral Held for Securities
Loaned <0.1%
136,760 Thrivent Cash Management Trust 136,760
Total Collateral Held for
Securities Loaned
(cost $136,760) 136,760
Shares or
Principal
Amount Short-Term Investments 0.3%
Federal Home Loan Bank Discount
Notes
400,000 4.910%,  11/8/2024
e,f
399,601
100,000 5.105%,  11/22/2024
e,f
99,725
Thrivent Core Short-Term Reserve
Fund
94,981 5.100% 949,813
Total Short-Term Investments
(cost $1,449,133) 1,449,139
Total Investments (cost
$503,678,959) 99.4% $578,037,080
Other Assets and Liabilities,
Net 0.6% 3,756,450
Total Net Assets 100.0% $581,793,530
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $9,180,475 or
1.6% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2024:
Securities Lending Transactions
Common Stock $ 130,994
Total lending $130,994
Gross amount payable upon return of
collateral for securities loaned $136,760
Net amounts due to counterparty $5,766
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 78,976,683
Gross unrealized depreciation (12,606,703)
Net unrealized appreciation (depreciation) $ 66,369,980
Cost for federal income tax purposes $ 511,232,573

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 24,591,467 – 24,591,467 –
Consumer Discretionary 65,422,140 – 65,422,140 –
Consumer Staples 32,307,599 1,367,772 30,939,827 –
Energy 30,040,753 – 30,040,753 –
Financials 133,654,753 – 133,654,753 –
Health Care 65,949,184 – 65,949,184 –
Industrials 96,524,800 1,451,450 95,073,350 –
Information Technology 50,656,515 4,350,296 46,306,219 –
Materials 49,692,142 1,552,276 48,139,861 5
Real Estate 7,440,279 – 7,440,279 –
Utilities 17,655,131 – 17,655,131 –
Preferred Stock
Consumer Discretionary 1,949,927 – 1,949,927 –
Consumer Staples 566,491 – 566,491 –
Short-Term Investments 499,326 – 499,326 –
Subtotal Investments in Securities $576,950,507 $8,721,794 $568,228,708 $5
Other Investments  * Total
Affiliated Short-Term Investments 949,813
Collateral Held for Securities Loaned 136,760
Subtotal Other Investments $1,086,573
Total Investments at Value $578,037,080
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2024, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 434,527 434,527 – –
Total Liability Derivatives $434,527 $434,527 $– $–
The following table presents International Equity Fund's futures contracts held as of October 31, 2024. Investments and/or cash totaling $499,326 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 97 December 2024 $ 11,832,997 ( $ 434,527)
Total Futures Long Contracts $ 11,832,997 ( $ 434,527)
Total Futures Contracts $ 11,832,997 ($434,527)

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2024, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 434,527
Total Equity Contracts 434,527
Total Liability Derivatives $434,527
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,393,394
Total Equity Contracts
1,393,394
Total $1,393,394
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2024, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (236,793)
Total Equity Contracts (236,793)
Total ($236,793)
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $14,604,661

International Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $616 $66,365 $66,031 $950 95 0.2%
Total Affiliated Short-Term Investments 616 950 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,528 70,622 75,013 137 137 <0.1
Total Collateral Held for Securities Loaned 4,528 137 <0.1
Total Value $5,144 $1,087
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $93
Total Income/Non Cash Income from Affiliated Investments $93
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.5% Value
Communications Services  5.7%
301 Alphabet, Inc., Class C $ 51,980
3,151 AT&T, Inc. 71,023
3,754 Comcast Corporation 163,937
2,195 Electronic Arts, Inc. 331,116
1,511 T-Mobile US, Inc. 337,195
11,002 Verizon Communications, Inc. 463,514
Total 1,418,765
Consumer Discretionary  4.1%
43 AutoZone, Inc.
a
129,387
158 Home Depot, Inc. 62,213
1,531 McDonald's Corporation 447,220
256 O'Reilly Automotive, Inc.
a
295,204
130 Ulta Beauty, Inc.
a
47,967
403 Yum! Brands, Inc. 52,858
Total 1,034,849
Consumer Staples  10.8%
6,689 Altria Group, Inc. 364,283
637 Church & Dwight Company, Inc. 63,643
2,202 Coca-Cola Company 143,813
2,335 Colgate-Palmolive Company 218,813
1,085 General Mills, Inc. 73,802
1,049 Hershey Company 186,281
2,818 Keurig Dr Pepper, Inc. 92,853
1,236 Kimberly-Clark Corporation 165,846
1,930 Kraft Heinz Company 64,578
1,238 Kroger Company 69,043
3,471 Mondelez International, Inc. 237,694
1,361 PepsiCo, Inc. 226,035
531 Philip Morris International, Inc. 70,464
1,935 Procter & Gamble Company 319,623
1,182 Tyson Foods, Inc. 69,253
4,247 Walmart, Inc. 348,042
Total 2,714,066
Energy  1.6%
721 Cheniere Energy, Inc. 137,985
365 Diamondback Energy, Inc. 64,521
651 Exxon Mobil Corporation 76,024
1,209 Schlumberger NV 48,445
1,334 Williams Companies, Inc. 69,861
Total 396,836
Financials  17.7%
846 Arch Capital Group, Ltd.
a
83,382
1,536 Arthur J. Gallagher & Company 431,923
874 Berkshire Hathaway, Inc.
a
394,104
3,077 Brown & Brown, Inc. 321,977
1,721 Cboe Global Markets, Inc. 367,554
1,742 Chubb, Ltd. 492,010
964 Cincinnati Financial Corporation 135,760
1,171 CME Group, Inc. 263,897
91 First Citizens BancShares, Inc./NC 176,299
1,075 Fiserv, Inc.
a
212,743
1,410 Hartford Financial Services Group,
Inc. 155,720
744 Intercontinental Exchange, Inc. 115,967
847 Loews Corporation 66,879
1,812 Marsh & McLennan Companies,
Inc. 395,451
597 Mastercard, Inc. 298,255
1,172 Progressive Corporation 284,597
Shares Common Stock  99.5% Value
Financials  17.7% - continued
619 Travelers Companies, Inc. $ 152,237
335 Visa, Inc. 97,100
Total 4,445,855
Health Care  16.7%
1,290 Abbott Laboratories 146,247
1,447 AbbVie, Inc. 295,000
894 Amgen, Inc. 286,223
236 Becton, Dickinson and Company 55,127
732 Boston Scientific Corporation
a
61,503
4,809 Bristol-Myers Squibb Company 268,198
285 Cencora, Inc. 65,003
1,046 CVS Health Corporation 59,057
137 Elevance Health, Inc. 55,589
471 Eli Lilly & Company 390,808
3,512 Exelixis, Inc.
a
116,599
3,230 Gilead Sciences, Inc. 286,889
330 Humana, Inc. 85,084
1,060 Incyte Corporation
a
78,567
2,241 Johnson & Johnson 358,246
382 McKesson Corporation 191,225
1,787 Medtronic plc 159,490
3,526 Merck & Company, Inc. 360,780
3,607 Pfizer, Inc. 102,078
96 Regeneron Pharmaceuticals, Inc.
a
80,467
91 Thermo Fisher Scientific, Inc. 49,715
496 UnitedHealth Group, Inc. 279,992
628 Vertex Pharmaceuticals, Inc.
a
298,916
185 Waters Corporation
a
59,775
Total 4,190,578
Industrials  11.0%
540 Automatic Data Processing, Inc. 156,190
2,113 Copart, Inc.
a
108,756
3,140 CSX Corporation 105,630
419 Cummins, Inc. 137,843
420 Expeditors International of
Washington, Inc. 49,980
404 Ferguson Enterprises, Inc. 79,483
659 Graco, Inc. 53,675
1,369 Howmet Aerospace, Inc. 136,517
329 IDEX Corporation 70,617
558 Lockheed Martin Corporation 304,696
493 Northrop Grumman Corporation 250,947
930 Paychex, Inc. 129,577
1,428 Pentair plc 141,543
1,363 Republic Services, Inc. 269,874
742 Uber Technologies, Inc.
a
53,461
533 Veralto Corporation 54,467
1,478 Waste Connections, Inc. 261,236
1,766 Waste Management, Inc. 381,191
Total 2,745,683
Information Technology  24.5%
553 Accenture plc 190,686
233 Adobe, Inc.
a
111,393
766 Akamai Technologies, Inc.
a
77,427
3,733 Amphenol Corporation 250,186
1,630 Apple, Inc. 368,233
180 Arista Networks, Inc.
a
69,559
2,580 Broadcom, Inc. 438,007
350 Cadence Design Systems, Inc.
a
96,642
282 CDW Corporation 53,081
9,003 Cisco Systems, Inc. 493,094

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.5% Value
Information Technology  24.5% - continued
1,027 Cognizant Technology Solutions
Corporation $ 76,604
954 CommVault Systems, Inc.
a
149,005
2,617 Gen Digital, Inc. 76,181
604 GoDaddy, Inc.
a
100,747
1,382 International Business Machines
Corporation 285,687
619 Keysight Technologies, Inc.
a
92,237
1,576 Microsoft Corporation 640,408
1,238 Motorola Solutions, Inc. 556,295
424 NVIDIA Corporation 56,290
1,284 Oracle Corporation 215,507
341 PTC, Inc.
a
63,198
244 QUALCOMM, Inc. 39,716
803 Roper Industries, Inc. 431,797
511 Salesforce, Inc. 148,890
76 ServiceNow, Inc.
a
70,907
873 TE Connectivity plc 128,698
175 Teledyne Technologies, Inc.
a
79,681
2,227 Texas Instruments, Inc. 452,437
1,535 VeriSign, Inc.
a
271,449
264 Workday, Inc.
a
61,736
Total 6,145,778
Materials  0.8%
383 AptarGroup, Inc. 64,310
1,185 Corteva, Inc. 72,190
1,453 Newmont Corporation 66,024
Total 202,524
Utilities  6.6%
2,241 Alliant Energy Corporation 134,460
1,940 American Electric Power
Company, Inc. 191,575
431 American Water Works Company,
Inc. 59,525
546 Consolidated Edison, Inc. 55,517
2,191 Duke Energy Corporation 252,557
1,782 Evergy, Inc. 107,704
3,442 NiSource, Inc. 121,021
1,764 OGE Energy Corporation 70,542
2,293 Portland General Electric
Company 108,688
1,318 Southern Company 119,978
6,636 UGI Corporation 158,667
576 WEC Energy Group, Inc. 55,025
3,403 Xcel Energy, Inc. 227,354
Total 1,662,613
Total Common Stock
(cost $18,203,363) 24,957,547
Shares Short-Term Investments 0.5% Value
Thrivent Core Short-Term Reserve
Fund
10,819 5.100% 108,191
Total Short-Term Investments
(cost $108,191) 108,191
Total Investments (cost
$18,311,554) 100.0% $25,065,738
Other Assets and Liabilities, Net
<0.1% 11,455
Total Net Assets 100.0% $25,077,193
a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,754,661
Gross unrealized depreciation (229,726)
Net unrealized appreciation (depreciation) $ 6,524,935
Cost for federal income tax purposes $ 18,540,803

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,418,765 1,418,765 – –
Consumer Discretionary 1,034,849 1,034,849 – –
Consumer Staples 2,714,066 2,714,066 – –
Energy 396,836 396,836 – –
Financials 4,445,855 4,445,855 – –
Health Care 4,190,578 4,190,578 – –
Industrials 2,745,683 2,745,683 – –
Information Technology 6,145,778 6,145,778 – –
Materials 202,524 202,524 – –
Utilities 1,662,613 1,662,613 – –
Subtotal Investments in Securities $24,957,547 $24,957,547 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 108,191
Subtotal Other Investments $108,191
Total Investments at Value $25,065,738
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2024, for
Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 698,864
Total Equity Contracts
698,864
Total $698,864
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended October 31, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $494,061

Low Volatility Equity Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $1,111 $6,112 $7,115 $108 11 0.5%
Total Affiliated Short-Term Investments 1,111 108 0.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,181 447 5,628 – – –
Total Collateral Held for Securities Loaned 5,181 – –
Total Value $6,292 $108
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $30
Total Income/Non Cash Income from Affiliated Investments $30
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $– $– $–

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.0% Value
Communications Services  3.5%
411,705 Imax Corporation
a
$ 10,004,432
108,670 Verizon Communications, Inc. 4,578,267
258,886 Warner Brothers Discovery, Inc.
a
2,104,743
Total 16,687,442
Consumer Discretionary  10.1%
111,362 Cheesecake Factory, Inc. 5,147,152
74,005 Columbia Sportswear Company 5,955,182
38,868 D.R. Horton, Inc. 6,568,692
64,872 Lear Corporation 6,212,143
158,782 Six Flags Entertainment
Corporation 6,257,598
89,383 Tapestry, Inc. 4,241,223
78,837 Wyndham Hotels & Resorts, Inc. 6,962,884
162,726 Yum China Holding, Inc. 7,177,844
Total 48,522,718
Consumer Staples  5.5%
38,268 J & J Snack Foods Corporation 6,280,544
63,260 J.M. Smucker Company 7,180,643
80,171 Lamb Weston Holdings, Inc. 6,228,485
89,574 Sysco Corporation 6,713,571
Total 26,403,243
Energy  6.7%
272,806 Coterra Energy, Inc. 6,525,520
178,743 Devon Energy Corporation 6,913,779
198,502 Enterprise Products Partners, LP 5,689,067
78,177 Expand Energy Corporation 6,623,156
12,930 Marathon Petroleum Corporation 1,880,927
145,357 Noble Corporation plc 4,648,517
Total 32,280,966
Financials  19.1%
555,504 AGNC Investment Corporation 5,171,742
45,936 Allstate Corporation 8,567,983
37,784 Capital One Financial Corporation 6,150,857
217,442 Carlyle Group, Inc. 10,878,623
98,374 Charles Schwab Corporation 6,967,831
97,817 Equitable Holdings, Inc. 4,435,023
33,113 Jack Henry & Associates, Inc. 6,024,248
46,688 M&T Bank Corporation 9,089,220
54,539 Selective Insurance Group, Inc. 4,953,232
84,335 Texas Capital Bancshares, Inc.
a
6,489,578
238,110 U.S. Bancorp 11,503,094
47,008 Voya Financial, Inc. 3,774,743
66,161 Wintrust Financial Corporation 7,667,398
Total 91,673,572
Health Care  7.1%
238,143 Avantor, Inc.
a
5,327,259
123,996 Baxter International, Inc. 4,426,657
64,633 Henry Schein, Inc.
a
4,539,175
14,155 Humana, Inc. 3,649,584
45,179 Johnson & Johnson 7,222,315
27,310 Labcorp Holdings, Inc. 6,234,054
45,396 Sanofi SA ADR 2,400,540
Total 33,799,584
Industrials  17.1%
61,226 AGCO Corporation 6,112,804
129,612 Barnes Group, Inc. 6,060,657
Shares Common Stock  98.0% Value
Industrials  17.1% - continued
30,835 Booz Allen Hamilton Holding
Corporation $ 5,601,486
10,151 Carlisle Companies, Inc. 4,286,057
155,585 Flowserve Corporation 8,189,994
15,387 General Dynamics Corporation 4,487,003
139,471 Hexcel Corporation 8,185,553
32,379 JB Hunt Transport Services, Inc. 5,848,295
105,987 MSC Industrial Direct Company,
Inc. 8,380,392
104,995 Robert Half, Inc. 7,151,210
125,581 United Airlines Holdings, Inc.
a
9,827,969
209,176 Werner Enterprises, Inc. 7,716,503
Total 81,847,923
Information Technology  7.3%
63,752 Coherent Corporation
a
5,893,235
31,516 CommVault Systems, Inc.
a
4,922,484
33,254 Jabil, Inc. 4,093,235
237,934 Knowles Corporation
a
4,121,017
85,081 MKS Instruments, Inc. 8,451,096
20,832 PTC, Inc.
a
3,860,794
54,301 Western Digital Corporation
a
3,546,398
Total 34,888,259
Materials  8.3%
107,795 Alcoa Corporation 4,321,502
178,686 Axalta Coating Systems, Ltd.
a
6,775,773
52,149 Celanese Corporation 6,569,209
82,726 CF Industries Holdings, Inc. 6,802,559
61,051 Nucor Corporation 8,659,474
70,138 West Fraser Timber Company, Ltd. 6,340,475
Total 39,468,992
Real Estate  6.3%
12,401 AvalonBay Communities, Inc. 2,748,185
36,160 CBRE Group, Inc.
a
4,735,875
70,816 Crown Castle, Inc. 7,612,012
529,933 Healthcare Realty Trust, Inc. 9,104,249
35,131 Simon Property Group, Inc. 5,941,355
Total 30,141,676
Utilities  7.0%
108,215 Alliant Energy Corporation 6,492,900
21,677 Constellation Energy Corporation 5,700,184
50,213 DTE Energy Company 6,237,459
254,521 NiSource, Inc. 8,948,958
50,465 Vistra Energy Corporation 6,306,107
Total 33,685,608
Total Common Stock
(cost $399,708,390) 469,399,983

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments 1.9% Value
Thrivent Core Short-Term Reserve
Fund
920,422 5.100% $ 9,204,215
Total Short-Term Investments
(cost $9,204,215) 9,204,215
Total Investments (cost
$408,912,605) 99.9% $478,604,198
Other Assets and Liabilities, Net
0.1% 539,053
Total Net Assets 100.0% $479,143,251
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 84,152,792
Gross unrealized depreciation (14,854,148)
Net unrealized appreciation (depreciation) $ 69,298,644
Cost for federal income tax purposes $ 409,305,554

Mid Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 16,687,442 16,687,442 – –
Consumer Discretionary 48,522,718 48,522,718 – –
Consumer Staples 26,403,243 26,403,243 – –
Energy 32,280,966 32,280,966 – –
Financials 91,673,572 91,673,572 – –
Health Care 33,799,584 33,799,584 – –
Industrials 81,847,923 81,847,923 – –
Information Technology 34,888,259 34,888,259 – –
Materials 39,468,992 39,468,992 – –
Real Estate 30,141,676 30,141,676 – –
Utilities 33,685,608 33,685,608 – –
Subtotal Investments in Securities $469,399,983 $469,399,983 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 9,204,215
Subtotal Other Investments $9,204,215
Total Investments at Value $478,604,198
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $9,131 $95,184 $95,111 $9,204 920 1.9%
Total Affiliated Short-Term Investments 9,131 9,204 1.9
Total Value $9,131 $9,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $564
Total Income/Non Cash Income from Affiliated Investments $564
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Basic Materials ( 5.4% )
a
Value
BASF SE
$ 25,000,000 4.860% ,12/12/2024
b
$ 24,861,050
25,000,000 4.780% ,12/30/2024
b
24,802,917
Dow Chemical Company
25,000,000 4.900% ,11/20/2024 24,931,664
EIDP, Inc.
40,000,000 5.256% ,11/15/2024
b
39,918,233
15,000,000 5.120% ,12/2/2024
b
14,935,227
23,000,000 4.900% ,12/5/2024
b
22,891,437
17,000,000 5.170% ,12/6/2024
b
16,917,482
20,000,000 5.170% ,12/9/2024
b
19,894,895
10,000,000 5.130% ,12/10/2024
b
9,946,111
PPG Industries, Inc.
25,000,000 4.900% ,11/12/2024 24,959,042
14,000,000 4.890% ,11/22/2024 13,958,215
25,000,000 4.900% ,11/27/2024 24,908,706
25,000,000 4.860% ,12/16/2024 24,845,942
9,500,000 4.850% ,12/20/2024 9,436,491
Total 297,207,412
Principal
Amount Capital Goods ( 4.3% )
a
Value
Caterpillar Financial Services
Corporation
25,000,000
5.523% (SOFRRATE +
0.450%),11/14/2024
c
25,002,782
20,000,000
5.295% (SOFRRATE +
0.450%),1/6/2025
c
20,011,847
6,000,000
5.553% (SOFRRATE +
0.455%),8/11/2025
c
6,011,014
John Deere Capital Corporation
11,207,000 2.050% ,1/9/2025 11,146,980
16,101,000
5.352% (SOFRRATE +
0.500%),7/3/2025
c
16,131,617
16,507,000
5.323% (SOFRRATE +
0.480%),10/22/2025
c
16,542,743
Parker-Hannifin Corporation
25,000,000 5.220% ,11/8/2024
b
24,972,628
25,000,000 5.210% ,11/14/2024
b
24,952,274
4,965,000 5.200% ,11/18/2024
b
4,952,844
25,000,000 5.200% ,11/20/2024
b
24,932,081
25,000,000 5.190% ,11/21/2024
b
24,928,731
RTX Corporation
15,000,000 4.890% ,11/6/2024
b
14,987,607
Waste Management, Inc.
25,000,000 4.840% ,12/4/2024
b,d
24,885,470
Total 239,458,618
Principal
Amount Communications Services ( 0.3% )
a
Value
Verizon Communications, Inc.
17,362,000 3.500% ,11/1/2024 17,362,000
Total 17,362,000
Principal
Amount Consumer Cyclical ( 10.3% )
a
Value
American Honda Finance
Corporation
25,500,000 5.310% ,11/8/2024
d
25,472,201
25,000,000 5.160% ,12/10/2024
d
24,865,092
25,000,000 5.150% ,12/11/2024
d
24,861,786
25,000,000 4.870% ,12/16/2024
d
24,845,282
Principal
Amount Consumer Cyclical (10.3%)
a
Value
BMW US Capital, LLC
$ 11,082,000
5.692% (SOFRINDX +
0.840%),4/1/2025
b,c
$ 11,107,312
8,000,000
5.718% (SOFRINDX +
0.620%),8/11/2025
b,c
8,015,858
Darden Restaurants, Inc.
15,000,000 4.900% ,11/1/2024 14,997,953
Hyundai Capital America
25,000,000 4.850% ,11/27/2024
b,d,e
24,912,430
25,000,000 4.850% ,12/6/2024
b,d
24,882,118
Marriott International, Inc./MD
25,000,000 4.890% ,11/21/2024
b
24,927,273
34,942,000 4.893% ,11/29/2024
b
34,804,805
Mercedes-Benz Finance North
America, LLC
25,465,000 5.500% ,11/27/2024
b
25,469,758
14,596,000
5.782% (SOFRRATE +
0.930%),3/30/2025
b,c
14,635,371
Toyota Credit Canada, Inc.
25,000,000 4.620% ,5/6/2025
d
24,414,803
Toyota Credit de Puerto Rico
Corporation
15,000,000 5.420% ,11/5/2024 14,989,958
25,000,000 5.250% ,11/12/2024 24,959,995
10,000,000 5.330% ,12/5/2024 9,954,095
25,000,000 4.690% ,2/26/2025 24,612,458
30,000,000 4.637% ,4/17/2025 29,349,840
Toyota Finance Australia, Ltd.
30,000,000 5.400% ,11/7/2024
d
29,971,767
Volkswagen Financial Services
20,000,000 5.000% ,11/4/2024
b,d
19,989,063
9,900,000 4.980% ,11/19/2024
b,d
9,874,432
25,000,000 4.950% ,11/26/2024
b,d
24,912,033
25,000,000 4.970% ,12/4/2024
b,d
24,885,408
25,000,000 4.960% ,12/5/2024
b,d
24,882,078
Volkswagen Group of America
Finance, LLC
25,000,000 4.980% ,11/18/2024
b,d
24,936,719
Total 571,529,888
Principal
Amount Consumer Non-Cyclical ( 3.2% )
a
Value
Archer-Daniels-Midland Company
17,300,000 4.800% ,12/4/2024
b
17,222,478
25,000,000 4.820% ,12/9/2024
b
24,871,679
10,000,000 4.850% ,12/17/2024
b
9,938,299
Avery Dennison Corporation
5,000,000 4.880% ,11/1/2024
b
4,999,321
City of Hope
25,000,000 4.731% ,12/4/2024
d
24,878,859
Diageo Capital plc
5,210,000 4.870% ,11/4/2024
b,d
5,207,197
PepsiCo, Inc.
5,000,000
5.498% (SOFRINDX +
0.400%),11/12/2024
c
5,000,750
Philip Morris International, Inc.
31,037,000 5.125% ,11/15/2024 31,038,171
Reckitt Benckiser Treasury Services
plc
25,000,000 4.900% ,11/14/2024
b,d
24,952,427
10,000,000 4.850% ,12/16/2024
b,d
9,936,358

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Consumer Non-Cyclical (3.2%)
a
Value
$ 25,000,000 4.830% ,12/18/2024
b,d
$ 24,834,600
Total 182,880,139
Principal
Amount Energy ( 2.7% )
a
Value
BP Capital Markets plc
25,000,000 4.880% ,11/4/2024
b,d
24,986,440
TotalEnergies Capital SA
24,000,000 4.840% ,11/12/2024
b,d
23,961,490
25,000,000 4.830% ,11/21/2024
b,d
24,930,481
25,000,000 4.740% ,12/23/2024
b,d
24,827,971
25,000,000 4.730% ,12/30/2024
b,d
24,805,833
25,000,000 4.730% ,12/31/2024
b,d
24,802,626
Total 148,314,841
Principal
Amount Financials ( 46.4% )
a
Value
Alexandria Real Estate Equities,
Inc.
25,000,000 4.960% ,11/1/2024
b,d
24,996,541
ANZ New Zealand International,
Ltd./London
26,205,000
5.657% (SOFRRATE +
0.600%),2/18/2025
b,c
26,234,088
Australia & New Zealand Banking
Group, Ltd.
25,000,000
5.000% (SOFRRATE +
0.190%),4/14/2025
b,c
25,005,411
10,000,000
5.080% (SOFRRATE +
0.270%),8/25/2025
b,c
9,999,865
5,000,000
5.489% (SOFRRATE +
0.640%),10/3/2025
b,c
5,011,962
Bank of New York Mellon
25,000,000 5.224% 0,11/21/2025
c
24,995,077
Bank of New York Mellon
Corporation
4,000,000
5.460% (SOFRRATE +
0.620%),4/25/2025
c
4,006,974
Bank of New Zealand
5,475,000 2.000% ,2/21/2025
b
5,425,524
Bank of Nova Scotia
19,815,000 5.250% ,12/6/2024 19,819,196
Barclays Bank plc
25,000,000 5.360% ,11/22/2024
b,d
24,926,726
15,000,000 4.750% ,12/20/2024
b,d
14,901,618
15,000,000 4.740% ,12/30/2024
b,d
14,882,675
6,500,000 4.690% ,1/13/2025
b,d
6,437,477
1,000,000 5.350% ,1/16/2025
b,d
989,997
Barton Capital SA
4,275,000 5.190% ,11/12/2024
b,d
4,268,122
25,000,000 4.750% ,12/19/2024
b,d
24,838,141
14,150,000 4.700% ,12/20/2024
b,d
14,056,584
BNP Paribas SA
2,200,000 5.300% ,11/8/2024 2,197,653
BNP Paribas SA/New York, NY
15,000,000 5.410% ,12/18/2024 15,012,597
9,375,000 5.150% ,12/31/2024 9,379,359
BPCE SA
25,000,000 4.690% ,12/18/2024
b
24,843,533
29,198,000 5.029% ,1/15/2025
b
29,195,993
6,379,000 4.620% ,3/21/2025
b
6,264,521
Cabot Trail Funding, LLC
15,000,000 4.800% ,11/22/2024
b
14,955,802
Principal
Amount Financials (46.4%)
a
Value
$ 25,000,000 5.360% ,11/26/2024
b
$ 24,913,048
Caisse des Depots et
Consignations
25,000,000 5.000% ,11/29/2024
b
24,905,242
Canadian Imperial Bank of
Commerce
23,780,000 4.780% ,11/25/2024
b
23,701,911
Chariot Funding, LLC
15,000,000 4.800% ,11/15/2024
b
14,969,881
8,000,000 4.750% ,12/9/2024
b
7,958,729
25,000,000
5.120% (SOFRRATE +
0.300%),5/30/2025
b,c
25,000,830
Charta, LLC
25,000,000 5.350% ,12/13/2024
b,d
24,857,961
20,000,000 4.650% ,2/7/2025
b,d
19,744,041
Ciesco, LLC
25,000,000 5.370% ,11/18/2024
b,d
24,939,862
5,000,000 4.750% ,11/25/2024
b,d
4,983,358
25,000,000 5.350% ,11/27/2024
b,d
24,910,231
Citibank NA
25,000,000
5.200% (SOFRRATE +
0.380%),1/10/2025
c
25,011,864
23,383,000
5.657% (SOFRRATE +
0.805%),9/29/2025
c
23,475,503
Citigroup Global Markets, Inc.
25,000,000
5.050% (SOFRRATE +
0.230%),11/1/2024
b,c
25,000,097
Commonwealth Bank of Australia
7,710,000
5.635% (SOFRRATE +
0.740%),3/14/2025
b,c
7,725,793
Cooperatieve Rabobank UA/NY
8,000,000 1.375% ,1/10/2025 7,945,954
15,420,000
5.224% (SOFRINDX +
0.380%),1/10/2025
c
15,435,499
10,250,000 5.000% ,1/13/2025 10,249,168
CRC Funding, LLC
25,000,000 5.350% ,12/13/2024
b,d
24,858,040
Dealers Capital Access Trust, LLC
10,000,000 4.780% ,11/26/2024 9,965,616
17,620,000 4.780% ,12/2/2024 17,545,824
17,000,000 5.026% ,12/9/2024 16,913,036
Elevance Health, Inc.
7,112,000 2.375% ,1/15/2025 7,069,763
Erste Abwicklungsanstalt
25,000,000 4.750% ,11/27/2024
b
24,911,581
15,000,000 4.745% ,11/29/2024
b
14,943,145
25,000,000 4.680% ,12/5/2024
b
24,885,602
Fairway Finance Company, LLC
25,000,000 5.230% ,11/22/2024
b,d
24,926,626
FMS Wertmanagement
13,050,000 4.735% ,11/21/2024
b
13,014,092
Goldman Sachs Bank USA
25,000,000
5.030% (SOFRRATE +
0.200%),11/18/2024
c
25,001,392
Gotham Funding Corporation
25,000,000 5.190% ,11/15/2024
b,d
24,949,802
25,000,000 5.200% ,11/18/2024
b,d
24,939,862
GTA Funding, LLC
23,711,000 5.350% ,11/19/2024
b
23,650,828
10,000,000 4.750% ,11/26/2024
b
9,965,404
25,000,000 4.750% ,1/16/2025
b
24,748,823

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (46.4%)
a
Value
ING US Funding, LLC
$ 25,000,000
5.020% (SOFRRATE +
0.200%),11/25/2024
b,c,d
$ 25,001,935
10,000,000
5.080% (SOFRRATE +
0.260%),5/15/2025
b,c,d
10,002,621
Intercontinental Exchange, Inc.
25,000,000 4.900% ,11/7/2024
b
24,976,480
JP Morgan Securities, LLC
25,000,000
5.210% (SOFRRATE +
0.390%),4/10/2025
b,c
25,008,199
Jupiter Securitization Company,
LLC
25,000,000
5.140% (SOFRRATE +
0.320%),3/5/2025
b,c,d
25,001,627
25,000,000
5.220% (SOFRRATE +
0.400%),8/25/2025
b,c,d
25,005,701
Liberty Street Funding, LLC
25,000,000 5.190% ,11/20/2024
b,d
24,933,255
25,000,000 4.680% ,12/27/2024
b,d
24,813,246
25,000,000 4.680% ,12/30/2024
b,d
24,803,750
25,000,000 4.670% ,1/6/2025
b,d
24,781,288
Lime Funding, LLC
21,146,000 5.030% ,12/11/2024
b
21,031,060
20,285,000 4.700% ,2/7/2025
b
20,025,394
Lloyds Bank plc
25,000,000 5.320% ,12/13/2024 24,859,872
LMA-Americas, LLC
25,250,000 5.420% ,11/4/2024
b,d
25,236,401
25,000,000 5.270% ,11/7/2024
b,d
24,976,375
10,000,000 4.740% ,11/29/2024
b,d
9,961,322
Macquarie Bank, Ltd.
25,000,000 5.390% ,12/6/2024
b
24,881,300
Manhattan Asset Funding
Company, LLC
15,000,000 4.840% ,11/7/2024
b,d
14,985,883
MetLife Short Term Funding, LLC
15,000,000
5.020% (SOFRRATE +
0.200%),11/13/2024
b,c,d
15,000,591
25,000,000 4.750% ,12/6/2024
b
24,882,150
Mid-America Apartments, LP
15,000,000 4.930% ,11/7/2024
b
14,985,621
Mizuho Markets Cayman, LP
25,000,000
5.037% (SOFRRATE +
0.210%),11/22/2024
b,c
25,001,682
25,000,000
5.548% (SOFRRATE +
0.450%),8/12/2025
c
25,027,968
10,000,000
5.493% (SOFRRATE +
0.500%),9/23/2025
c
10,007,782
15,000,000
5.445% (SOFRRATE +
0.600%),10/6/2025
b,c
15,002,629
Morgan Stanley Bank NA
8,173,000
5.624% (SOFRRATE +
0.780%),7/16/2025
c
8,199,538
National Australia Bank, Ltd.
5,000,000 1.388% ,1/12/2025
b
4,965,276
11,195,000
5.224% (SOFRRATE +
0.380%),1/12/2025
b,c
11,194,990
National Australia Bank, Ltd/New
York
8,970,000
5.796% (SOFRRATE +
0.860%),6/9/2025
b,c
9,004,551
Natixis SA/New York, NY
15,585,000 4.750% ,11/20/2024 15,543,757
Principal
Amount Financials (46.4%)
a
Value
New York Life Global Funding
$ 10,000,000 1.450% ,1/14/2025
b
$ 9,931,152
6,000,000
5.452% (SOFRINDX +
0.610%),4/21/2025
b,c
6,013,312
10,123,000
5.793% (SOFRRATE +
0.650%),5/2/2025
b,c
10,145,844
Nieuw Amsterdam Receivables
Corporation BV
21,485,000 4.840% ,11/15/2024
b,d
21,441,681
Nordea Bank Abp/New York NY
25,000,000
5.010% (SOFRRATE +
0.200%),2/7/2025
c
25,007,373
Norfina, Ltd.
41,500,000 5.159% ,11/6/2024
b
41,466,405
15,000,000 5.370% ,1/8/2025
b
14,865,996
25,000,000 5.340% ,1/13/2025
b
24,760,733
Old Line Funding, LLC
25,000,000 5.360% ,11/15/2024
b,d
24,949,906
25,000,000 5.120% ,12/5/2024
b,d
24,884,063
15,000,000 4.780% ,12/23/2024
b,d
14,895,016
Pacific Life Global Funding II
15,150,000
5.755% (SOFRINDX +
0.860%),6/16/2025
b,c
15,204,464
PNC Bank NA
25,000,000 2.950% ,2/23/2025 24,846,125
Pricoa Short Term Funding, LLC
25,000,000
5.220% (SOFRRATE +
0.400%),5/5/2025
b,c
25,018,768
Protective Life Corporation
10,000,000 4.950% ,11/4/2024
b
9,994,318
Protective Life Global Funding
19,939,000
5.957% (SOFRRATE +
1.050%),12/11/2024
b,c
19,959,137
4,480,000 1.646% ,1/13/2025
b
4,450,331
Royal Bank of Canada
12,602,000 2.250% ,11/1/2024 12,602,000
21,553,000
5.683% (SOFRINDX +
0.840%),4/14/2025
c
21,614,760
Royal Bank of Canada/New York,
NY
20,000,000
5.370% (SOFRRATE +
0.560%),11/1/2024
b,c
20,000,216
Salisbury Receivables Company,
LLC
25,000,000 5.265% ,12/3/2024
b,d
24,892,200
25,000,000 5.350% ,12/5/2024
b,d
24,885,764
15,000,000 5.000% ,12/16/2024
b,d
14,910,338
Sheffield Receivables Company,
LLC
25,000,000 5.100% ,11/12/2024
b,d
24,959,724
25,000,000 5.010% ,12/12/2024
b,d
24,860,992
15,000,000
4.990% (SOFRRATE +
0.180%),12/16/2024
b,c,d
15,002,003
Skandinaviska Enskilda Banken AB
25,000,000
5.060% (SOFRRATE +
0.250%),3/26/2025
b,c
25,007,248
25,000,000
5.010% (SOFRRATE +
0.200%),5/2/2025
b,c
24,999,685
Societe Generale SA
8,925,000 4.660% ,2/18/2025
b
8,798,501
Standard Chartered Bank/New York
20,000,000 4.720% ,2/4/2025
b
19,747,349

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials (46.4%)
a
Value
Starbird Funding Corporation
$ 25,000,000 5.250% ,12/5/2024
b,d
$ 24,884,063
Sumitomo Mitsui Financial Group,
Inc.
4,967,000 2.348% ,1/15/2025 4,940,699
Sumitomo Mitsui Trust Bank, Ltd./
NY
25,000,000
5.010% (SOFRRATE +
0.200%),11/20/2024
c
25,001,565
Swedbank AB
10,000,000
5.170% (SOFRRATE +
0.360%),8/20/2025
b,c
10,007,972
Thunder Bay Funding, LLC
25,000,000 5.340% ,11/25/2024
b,d
24,917,139
25,000,000
5.060% (SOFRRATE +
0.240%),2/7/2025
b,c,d
25,000,049
Toronto-Dominion Bank
25,000,000
5.190% (SOFRRATE +
0.380%),1/7/2025
b,c
25,013,992
25,000,000 1.450% ,1/10/2025 24,830,627
Toronto-Dominion Bank/NY
10,000,000
5.230% (FEDL 1M +
0.400%),8/22/2025
c
10,007,004
Truist Bank
15,000,000 4.900% ,11/5/2024 15,000,110
5,000,000 2.150% ,12/6/2024 4,985,594
U.S. Bank NA/Cincinnati, OH
5,000,000 2.800% ,1/27/2025 4,973,932
UBS AG/Stamford, CT
25,202,000 7.950% ,1/9/2025 25,330,843
23,378,000 3.700% ,2/21/2025 23,290,395
UDR, Inc.
20,000,000 4.850% ,12/3/2024
b,d
19,910,992
Victory Receivables Corporation
15,000,000 5.190% ,11/19/2024
b,d
14,961,881
50,000,000 4.690% ,1/24/2025
b,d
49,447,697
Wells Fargo Bank NA
15,000,000
5.410% (SOFRRATE +
0.600%),11/7/2024
c
15,001,468
9,750,000 5.720% ,11/19/2024 9,753,735
25,000,000
5.639% (SOFRRATE +
0.800%),8/1/2025
c
25,086,900
Westpac Banking Corporation
21,790,000
5.357% (SOFRRATE +
0.300%),11/18/2024
c
21,795,883
15,000,000
5.060% (SOFRRATE +
0.250%),7/2/2025
b,c
15,003,180
Total 2,579,027,212
Principal
Amount Foreign ( 1.3% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 5.320% ,12/13/2024
b
24,861,026
25,000,000 5.310% ,12/20/2024
b
24,838,773
25,000,000 4.700% ,2/14/2025
b
24,657,380
Total 74,357,179
Principal
Amount Technology ( 1.4% )
a
Value
Apple, Inc.
15,000,000 4.750% ,12/4/2024
b
14,933,672
25,000,000 4.700% ,12/12/2024
b
24,863,908
Principal
Amount Technology (1.4%)
a
Value
Microchip Technology, Inc.
$ 39,000,000 5.155% ,11/4/2024
b,d
$ 38,977,962
Total 78,775,542
Principal
Amount Transportation ( 2.3% )
a
Value
Canadian National Railway
Company
25,000,000 5.230% ,11/5/2024
b,d
24,983,006
25,000,000 5.250% ,11/6/2024
b,d
24,979,595
20,000,000 4.840% ,11/20/2024
b,d
19,946,309
25,000,000 4.750% ,1/14/2025
b,d
24,753,646
12,000,000 4.750% ,1/16/2025
b,d
11,878,631
Canadian Pacific Railway Company
14,556,000 1.350% ,12/2/2024 14,511,159
Ryder System, Inc.
8,400,000 4.950% ,11/8/2024 8,390,803
Total 129,443,149
Principal
Amount
U.S. Government & Agencies
( 9.7% )
a
Value
Federal Agricultural Mortgage
Corporation
45,000,000
5.010% (SOFRRATE +
0.200%),8/7/2025
c
45,058,350
Federal Farm Credit Bank
11,000,000
4.960% (SOFRRATE +
0.150%),1/3/2025
c
11,003,085
15,000,000
4.930% (FEDL 1M +
0.100%),1/24/2025
c
15,002,931
50,000,000
4.980% (FEDL 1M +
0.150%),2/3/2025
c
50,017,747
5,000,000
4.970% (SOFRRATE +
0.160%),5/15/2025
c
5,000,263
15,000,000
4.850% (SOFRRATE +
0.040%),7/29/2025
c
15,000,972
10,000,000
4.870% (SOFRRATE +
0.060%),8/26/2025
c
10,001,450
20,000,000
4.900% (SOFRRATE +
0.090%),8/26/2025
c
20,007,814
25,000,000
4.875% (SOFRRATE +
0.065%),8/28/2025
c
25,004,587
10,000,000
4.890% (SOFRRATE +
0.080%),3/4/2026
c
9,998,436
10,000,000
4.915% (FEDL 1M +
0.085%),5/7/2026
c
9,990,328
10,000,000
4.930% (SOFRRATE +
0.120%),7/10/2026
c
9,999,976
Federal Home Loan Bank
25,000,000
4.820% (SOFRRATE +
0.010%),1/10/2025
c
25,001,575
25,000,000
4.830% (SOFRRATE +
0.020%),4/1/2025
c
24,999,505
10,000,000
4.820% (SOFRRATE +
0.010%),4/8/2025
c
9,999,992
20,000,000
4.865% (SOFRRATE +
0.055%),5/15/2025
c
20,004,621
8,600,000
4.920% (SOFRRATE +
0.020%),6/2/2025
c,f
8,600,000
15,000,000
4.890% (SOFRRATE +
0.080%),6/3/2025
c
15,005,779
10,000,000
4.850% (SOFRRATE +
0.040%),8/5/2025
c
10,000,728

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(9.7%)
a
Value
$ 25,000,000
4.900% (SOFRRATE +
0.090%),8/15/2025
c
$ 25,009,488
25,000,000
4.860% (SOFRRATE +
0.050%),8/21/2025
c
25,001,657
15,000,000
4.895% (SOFRRATE +
0.085%),11/21/2025
c
15,002,127
20,000,000
5.010% (SOFRRATE +
0.200%),1/7/2026
c
20,004,530
10,000,000
4.910% (SOFRRATE +
0.100%),2/13/2026
c
10,001,155
10,000,000
4.910% (SOFRRATE +
0.100%),4/6/2026
c
9,998,446
5,000,000
4.925% (SOFRRATE +
0.115%),7/16/2026
c
4,999,307
10,000,000
5.000% (SOFRRATE +
0.190%),10/29/2026
c
9,999,918
Federal Home Loan Mortgage
Corporation
10,000,000
4.900% (SOFRRATE +
0.090%),1/26/2026
c
9,999,911
25,000,000
4.910% (SOFRRATE +
0.100%),2/9/2026
c
25,005,496
Federal National Mortgage
Association
6,000,000
4.930% (SOFRRATE +
0.120%),7/29/2026
c
5,999,190
U.S. International Development
Finance Corporation
9,508,546
4.970% (T-BILL 3M +
FLAT),11/7/2024
c
9,508,546
9,829,059
4.970% (T-BILL 3M +
FLAT),11/7/2024
c
9,829,059
6,026,400
5.000% (T-BILL 3M +
FLAT),11/7/2024
c
6,026,400
6,657,693
5.000% (T-BILL 3M +
FLAT),11/7/2024
c
6,657,693
7,400,000 5.000% ,8/16/2025 7,484,460
Total 540,225,522
Principal
Amount U.S. Municipals ( 1.1% )
a
Value
California State
21,545,000 5.240% ,11/26/2024
d
21,545,873
Idaho Housing & Finance
Association
24,000,000 4.900% ,11/12/2024
d
23,998,670
10,000,000 4.820% ,12/3/2024
d
9,998,669
South Carolina Public Service Auth.
7,500,000 4.880% ,11/19/2024
d
7,499,762
Total 63,042,974
Principal
Amount Utilities ( 12.7% )
a
Value
Ameren Corporation
17,550,000 4.900% ,11/1/2024 17,547,635
25,000,000 4.950% ,11/7/2024 24,976,326
25,000,000 4.890% ,11/21/2024 24,929,314
25,000,000 4.930% ,11/22/2024 24,925,994
25,000,000 4.930% ,11/25/2024 24,916,059
CenterPoint Energy, Inc.
25,000,000 4.860% ,11/4/2024
b
24,986,440
15,000,000 4.880% ,11/12/2024
b
14,975,500
Principal
Amount Utilities (12.7%)
a
Value
Consolidated Edison Company of
New York, Inc.
$ 21,000,000 4.900% ,11/14/2024
b
$ 20,959,910
50,000,000 5.005% ,11/15/2024
b
49,897,791
25,000,000 4.900% ,11/18/2024
b
24,938,794
Consolidated Edison, Inc.
25,000,000 4.900% ,11/4/2024
b
24,986,329
DTE Electric Company
15,860,000 4.840% ,11/1/2024 15,857,836
25,000,000 4.850% ,11/5/2024 24,982,902
25,000,000 4.850% ,11/14/2024 24,952,427
25,000,000 4.850% ,11/18/2024 24,939,094
25,000,000 4.850% ,11/19/2024 24,935,778
17,000,000 4.820% ,11/20/2024 16,954,080
DTE Energy Company
22,000,000 4.850% ,11/13/2024
b,d
21,960,977
Duke Energy Corporation
25,000,000 4.860% ,11/27/2024
b
24,909,644
Enbridge US, Inc.
16,500,000 4.890% ,11/14/2024
b,d
16,467,915
Florida Power & Light Company
15,000,000 4.800% ,11/21/2024 14,957,589
20,000,000 4.790% ,11/22/2024 19,940,823
Kinder Morgan, Inc.
28,000,000 4.930% ,11/1/2024
b
27,995,953
Public Service Electric and Gas
Company
5,023,000 3.050% ,11/15/2024 5,018,790
Public Service Enterprise Group,
Inc.
19,700,000 4.900% ,11/19/2024
b
19,649,123
TransCanada PipeLines, Ltd.
25,000,000 4.940% ,11/8/2024
b
24,972,628
10,000,000 4.860% ,11/15/2024
b
9,979,558
25,000,000 4.850% ,11/19/2024
b
24,935,435
25,000,000 4.850% ,11/21/2024
b
24,928,731
25,000,000 4.860% ,12/4/2024
b
24,885,408
Union Electric Company
12,245,000 4.900% ,11/1/2024 12,245,000
25,000,000 4.850% ,12/2/2024 24,891,659
Total 708,401,442
Total Investments (cost
$5,629,579,109) 101.1% $5,630,025,918
Other Assets and Liabilities,
Net (1.1)% (61,089,107)
Total Net Assets 100.0% $5,568,936,811
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2024, the value of these investments was $3,495,689,696 or
62.8% of total net assets.

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as
of October 31, 2024. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
Definitions:
Auth. - Authority
plc - Public Limited Company
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 839,592
Gross unrealized depreciation (392,783)
Net unrealized appreciation (depreciation) $ 446,809
Cost for federal income tax purposes $ 5,629,579,109
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 297,207,412 – 297,207,412 –
Capital Goods 239,458,618 – 239,458,618 –
Communications Services 17,362,000 – 17,362,000 –
Consumer Cyclical 571,529,888 – 546,617,458 24,912,430
Consumer Non-Cyclical 182,880,139 – 182,880,139 –
Energy 148,314,841 – 148,314,841 –
Financials 2,579,027,212 – 2,579,027,212 –
Foreign 74,357,179 – 74,357,179 –
Technology 78,775,542 – 78,775,542 –
Transportation 129,443,149 – 129,443,149 –
U.S. Government & Agencies 540,225,522 – 540,225,522 –
U.S. Municipals 63,042,974 – 63,042,974 –
Utilities 708,401,442 – 708,401,442 –
Total Investments at Value $5,630,025,918 $– $5,605,113,488 $24,912,430

Small Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.4% Value
Consumer Discretionary  14.8%
15,983 Asbury Automotive Group, Inc.
a
$ 3,641,567
154,945 Cheesecake Factory, Inc. 7,161,558
33,081 Grand Canyon Education, Inc.
a
4,535,736
9,560 Group 1 Automotive, Inc. 3,482,899
33,684 Lear Corporation 3,225,580
35,708 Meritage Homes Corporation 6,470,290
44,830 PVH Corporation 4,413,962
75,152 Signet Jewelers, Ltd. 6,889,935
180,440 Six Flags Entertainment
Corporation 7,111,140
60,397 Wyndham Hotels & Resorts, Inc. 5,334,263
Total 52,266,930
Consumer Staples  3.7%
9,106 Casey's General Stores, Inc. 3,587,946
78,203 Pilgrim's Pride Corporation
a
3,788,153
224,632 Primo Water Corporation 5,892,098
Total 13,268,197
Energy  5.8%
44,088 Gulfport Energy Corporation
a
6,103,543
253,679 Magnolia Oil & Gas Corporation 6,413,005
232,834 NOV, Inc. 3,611,255
164,614 TechnipFMC plc 4,393,548
Total 20,521,351
Financials  23.0%
131,874 Ally Financial, Inc. 4,622,184
105,601 Banner Corporation 6,762,688
149,206 Cadence Bank 4,987,957
114,093 Essent Group, Ltd. 6,846,721
21,973 Evercore, Inc. 5,804,607
420,130 F.N.B. Corporation 6,091,885
334,653 First Commonwealth Financial
Corporation 5,501,695
128,877 Heartland Financial USA, Inc. 7,668,182
21,072 Houlihan Lokey, Inc. 3,640,609
311,138 Old National Bancorp 5,992,518
36,256 RLI Corporation 5,654,848
55,233 Voya Financial, Inc. 4,435,210
85,816 Western Alliance Bancorp 7,140,749
53,400 Wintrust Financial Corporation 6,188,526
Total 81,338,379
Health Care  3.7%
142,803 Enovis Corporation
a
5,893,480
95,710 Globus Medical, Inc.
a
7,038,513
Total 12,931,993
Industrials  18.4%
79,659 AAR Corporation
a
4,675,983
145,279 Air Lease Corporation 6,443,124
496,455 Dun & Bradstreet Holdings, Inc. 5,902,850
97,469 Fluor Corporation
a
5,095,679
366,378 Gates Industrial Corporation plc
a
7,089,414
22,956 Herc Holdings, Inc. 4,801,018
94,895 Korn Ferry 6,704,332
355,366 Masterbrand, Inc.
a
6,382,373
25,463 Moog, Inc. 4,802,322
308,736 Schneider National, Inc. 8,731,054
Shares Common Stock  96.4% Value
Industrials  18.4% - continued
55,869 Timken Company $ 4,637,127
Total 65,265,276
Information Technology  10.0%
95,367 Bel Fuse, Inc. 7,192,579
52,863 Celestica, Inc.
a
3,615,829
82,049 Ciena Corporation
a
5,210,932
72,274 MKS Instruments, Inc. 7,178,977
38,723 Plexus Corporation
a
5,579,984
298,668 TTM Technologies, Inc.
a
6,702,110
Total 35,480,411
Materials  7.7%
400,254 Constellium SE
a
4,442,819
118,558 Greif, Inc. 7,402,762
92,000 Ingevity Corporation
a
3,844,680
177,806 Summit Materials, Inc.
a
8,429,782
264,030 Tronox Holdings plc 3,200,044
Total 27,320,087
Real Estate  5.9%
47,657 Agree Realty Corporation 3,538,532
675,219 Cushman and Wakefield plc
a
9,149,218
189,011 Independence Realty Trust, Inc. 3,708,396
216,510 Plymouth Industrial REIT, Inc. 4,399,483
Total 20,795,629
Utilities  3.4%
103,810 Black Hills Corporation 6,144,514
92,876 Spire, Inc. 5,931,061
Total 12,075,575
Total Common Stock
(cost $268,785,922) 341,263,828
Shares Short-Term Investments 2.9% Value
Thrivent Core Short-Term Reserve
Fund
1,033,546 5.100% 10,335,458
Total Short-Term Investments
(cost $10,335,458) 10,335,458
Total Investments (cost
$279,121,380) 99.3% $351,599,286
Other Assets and Liabilities, Net
0.7% 2,564,876
Total Net Assets 100.0% $354,164,162
a Non-income producing security.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of October 31, 2024
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 79,043,519
Gross unrealized depreciation (7,961,497)
Net unrealized appreciation (depreciation) $ 71,082,022
Cost for federal income tax purposes $ 280,517,264
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2024, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 52,266,930 52,266,930 – –
Consumer Staples 13,268,197 13,268,197 – –
Energy 20,521,351 20,521,351 – –
Financials 81,338,379 81,338,379 – –
Health Care 12,931,993 12,931,993 – –
Industrials 65,265,276 65,265,276 – –
Information Technology 35,480,411 35,480,411 – –
Materials 27,320,087 27,320,087 – –
Real Estate 20,795,629 20,795,629 – –
Utilities 12,075,575 12,075,575 – –
Subtotal Investments in Securities $341,263,828 $341,263,828 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 10,335,458
Subtotal Other Investments $10,335,458
Total Investments at Value $351,599,286
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
10/31/2024
Shares Held at
10/31/2024
% of Net
Assets
10/31/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $13,034 $110,546 $113,245 $10,335 1,034 2.9%
Total Affiliated Short-Term Investments 13,034 10,335 2.9
Total Value $13,034 $10,335
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 10/31/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.100% $– $– $– $877
Total Income/Non Cash Income from Affiliated Investments $877
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Assets
Investments in unaffiliated securities at cost $773,687,438 $493,230,578 $502,592,386 $18,203,363
Investments in affiliated securities at cost $18,614,110 $8,755,170 $1,086,573 $108,191
Investments in unaffiliated securities at value (#) 711,095,550 558,651,048 576,950,507 24,957,547
Investments in affiliated securities at value 18,614,110 8,755,170 1,086,573 108,191
Cash 1,197,021 105,593 — —
Foreign currency — 1,894,763
(a)
217,202
(b)
—
Dividends and interest receivable 10,676,199 929,360 3,799,928 27,720
Prepaid expenses 2,876 2,592 2,661 1,925
Prepaid trustee fees 1,458 1,459 1,458 1,459
Receivable for:
Investments sold 1,002,354 — — —
Expense reimbursements — — — 2,433
Total Assets 742,589,568 570,339,985 582,058,329 25,099,275
Liabilities
Accrued expenses 27,159 200,586 56,521 15,191
Payable for:
Investments purchased 2,199,375 — — —
Return of collateral for securities loaned 6,779,868 4,190,275 136,760 —
Foreign capital gain tax liability — 2,680,215 — —
Variation margin on open future contracts — 89,440 63,050 —
Administrative service fees 2,051 1,591 1,641 70
Director deferred compensation 6,827 6,249 6,827 6,821
Contingent liabilities % — — — —
Total Liabilities 9,015,280 7,168,356 264,799 22,082
Net Assets
Capital stock (beneficial interest) 899,860,515 571,967,681 499,543,961 16,618,324
Distributable earnings/(accumulated loss) (166,286,227) (8,796,052) 82,249,569 8,458,869
Total Net Assets $733,574,288 $563,171,629 $581,793,530 $25,077,193
Shares of beneficial interest outstanding 89,214,254 57,382,218 53,691,110 2,074,584
Net asset value per share $8.22 $9.81 $10.84 $12.09
(#) Includes securities on loan of $6,515,251 $3,955,921 $130,994 $—
(a) Foreign currency holdings, cost $1,911,921.
(b) Foreign currency holdings, cost $217,242.
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2024
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $399,708,390 $5,629,579,109 $268,785,922
Investments in affiliated securities at cost $9,204,215 $— $10,335,458
Investments in unaffiliated securities at value (#) 469,399,983 5,630,025,918 341,263,828
Investments in affiliated securities at value 9,204,215 — 10,335,458
Cash — 4,834 —
Dividends and interest receivable 556,004 15,599,950 111,274
Prepaid expenses 2,584 8,898 2,627
Prepaid trustee fees 1,458 1,458 1,458
Receivable for:
Investments sold — — 2,472,836
Total Assets 479,164,244 5,645,641,058 354,187,481
Liabilities
Distributions payable — 23,528,298 —
Accrued expenses 16,310 34,483 16,479
Payable for:
Investments purchased — 44,533,853 —
Investments purchased on a delayed-delivery basis — 8,600,000 —
Administrative service fees 1,341 — 1,095
Director deferred compensation 3,342 7,613 5,745
Contingent liabilities % — — —
Total Liabilities 20,993 76,704,247 23,319
Net Assets
Capital stock (beneficial interest) 369,302,950 5,569,452,021 243,555,252
Distributable earnings/(accumulated loss) 109,840,301 (515,210) 110,608,910
Total Net Assets $479,143,251 $5,568,936,811 $354,164,162
Shares of beneficial interest outstanding 40,756,799 556,749,639 30,490,299
Net asset value per share $11.76 $10.00 $11.62
(#) Includes securities on loan of $— $— $—
% Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Low Volatility
Equity Fund
Investment Income
Dividends $— $18,446,633 $17,183,318 $2,095,083
Interest 45,850,222 36,741 43,896 2,162
Affiliated income from securities loaned, net 102,669 16,509 31,355 14,378
Income from affiliated investments 812,428 265,612 92,781 29,709
Foreign tax withholding (33) (2,384,702) (1,252,060) (909)
Total Investment Income 46,765,286 16,380,793 16,099,290 2,140,423
Expenses
Administrative service fees 206,377 167,702 170,851 94,098
Audit and legal fees 41,236 66,888 43,769 40,684
Custody fees 41,349 657,132 143,671 3,977
Insurance expenses 5,358 4,651 4,721 4,996
Printing and postage expenses 6,948 6,948 6,948 6,948
Transfer agent fees 5,000 5,000 5,000 5,000
Directors' fees 11,290 11,177 11,290 11,289
Pricing service fees 37,706 41,066 41,034 1,324
Other expenses 14,920 17,673 17,893 13,919
Total Expenses Before Reimbursement 370,184 978,237 445,177 182,235
Less:
Reimbursement from adviser — — — (135,868)
Total Net Expenses 370,184 978,237 445,177 46,367
Net Investment Income/(Loss) 46,395,102 15,402,556 15,654,113 2,094,056
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (27,123,433) (4,901,965)
(a)
30,280,456 83,428,953
Futures contracts — 1,678,739 1,393,394 698,864
Foreign currency transactions (73,641) (725,636) (162,859) —
Change in net unrealized appreciation/(depreciation) on:
Investments 117,283,300 104,060,879 56,543,260 (43,380,690)
Futures contracts — 941,475 (236,793) —
Foreign currency transactions (634) (39,112) 60,769 —
Foreign capital gain tax liability — (1,847,466) — —
Net Realized and Unrealized Gains/(Losses) 90,085,592 99,166,914 87,878,227 40,747,127
Net Increase/(Decrease) in Net Assets Resulting
From Operations $136,480,694 $114,569,470 $103,532,340 $42,841,183
(a) Includes foreign capital gain taxes paid of $2,763,541.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2024
Mid Cap Value
Fund
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $11,285,553 $— $8,486,289
Interest — 285,162,331 —
Income from affiliated investments 563,923 — 877,350
Foreign tax withholding (19,555) — (26,932)
Total Investment Income 11,829,921 285,162,331 9,336,707
Expenses
Administrative service fees 166,966 98,333 170,680
Amortization of offering costs 969 — —
Audit and legal fees 42,173 65,799 40,609
Custody fees 8,705 53,988 8,445
Insurance expenses 4,614 15,814 4,727
Printing and postage expenses 6,622 7,000 6,948
Transfer agent fees 5,000 5,000 5,000
Directors' fees 10,541 11,440 11,059
Pricing service fees 1,156 58,154 910
Other expenses 14,136 13,777 14,039
Total Expenses Before Reimbursement 260,882 329,305 262,417
Less:
Reimbursement from adviser — — —
To tal Net Expenses 260,882 329,305 262,417
Net Investment Income/(Loss) 11,569,039 284,833,026 9,074,290
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 36,694,725 174,203 61,817,964
Net increase from payments by affiliates — 45,036
(b)
—
Foreign currency transactions (1,492) — —
Change in net unrealized appreciation/(depreciation) on:
Investments 84,080,006 549,721 100,235,556
Foreign currency transactions 59 — —
Net Realized and Unrealized Gains/(Losses) 120,773,298 768,960 162,053,520
Net Increase/(Decrease) in Net Assets Resulting
From Operations $132,342,337 $285,601,986 $171,127,810
(b) Net increase from payment from affiliate.  Additional information can be found in the accompanying Notes to Financial
Statements.

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Operations
Net investment income/(loss) $46,395,102 $45,869,547 $15,402,556 $13,864,294
Net realized gains/(losses) (27,197,074) (20,008,078) (3,948,862) (24,299,873)
Change in net unrealized appreciation/(depreciation) 117,282,666 44,962,466 103,115,776 62,363,349
Net Change in Net Assets Resulting From Operations
136,480,694 70,823,935 114,569,470 51,927,770
Distributions to Shareholders
From net investment income/net realized gains (45,011,612) (46,609,607) (16,146,827) (16,649,785)
Total Distributions to Shareholders
(45,011,612) (46,609,607) (16,146,827) (16,649,785)
Capital Stock Transactions
Sold 2,000,000 150,000 4,000,000 –
Distributions reinvested 45,011,612 46,609,607 16,146,827 16,649,785
Redeemed (117,480,000) (103,611,000) (4,000,000) (7,000,000)
Total Capital Stock Transactions (70,468,388) (56,851,393) 16,146,827 9,649,785
Net Increase/(Decrease) in Net Assets 21,000,694 (32,637,065) 114,569,470 44,927,770
Net Assets, Beginning of Period 712,573,594 745,210,659 448,602,159 403,674,389
Net Assets, End of Period $733,574,288 $712,573,594 $563,171,629 $448,602,159
Capital Stock Share Transactions
Sold 242,718 18,885 453,002 –
Distributions reinvested 5,611,360 6,143,082 1,851,700 2,032,941
Redeemed (14,611,559) (13,518,782) (453,001) (868,487)
Total Capital Stock Share Transactions
(8,757,481) (7,356,815) 1,851,701 1,164,454
(a) For the period from February 28, 2023 (inception) through October 31, 2023.

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Low Volatility Equity Fund Mid Cap Value Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023 10/31/2024 10/31/2023
(a)
$15,654,113 $16,029,956 $2,094,056 $19,764,091 $11,569,039 $5,984,497
31,510,991 3,946,331 84,127,817 44,482,350 36,693,233 145,130
56,367,236 37,165,657 (43,380,690) (37,990,082) 84,080,065 (14,388,413)
103,532,340 57,141,944 42,841,183 26,256,359 132,342,337 (8,258,786)
(17,186,076) (11,698,806) (41,869,791) (100,878,461) (9,500,783) –
(17,186,076) (11,698,806) (41,869,791) (100,878,461) (9,500,783) –
66,000,000 22,000,000 – – – 500,160,000
17,186,076 11,698,806 41,869,791 100,878,461 9,500,783 –
(25,500,000) (72,000,000) (496,000,000) (556,000,000) (106,000,000) (39,100,300)
57,686,076 (38,301,194) (454,130,209) (455,121,539) (96,499,217) 461,059,700
144,032,340 7,141,944 (453,158,817) (529,743,641) 26,342,337 452,800,914
437,761,190 430,619,246 478,236,010 1,007,979,651 452,800,914 –
$581,793,530 $437,761,190 $25,077,193 $478,236,010 $479,143,251 $452,800,914
6,515,301 2,308,499 – – – 53,131,531
1,701,592 1,329,410 3,940,877 8,745,025 894,207 –
(2,517,275) (7,692,046) (45,101,649) (48,900,330) (9,200,666) (4,068,273)
5,699,618 (4,054,137) (41,160,772) (40,155,305) (8,306,459) 49,063,258

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Reserve Fund Small Cap Value Fund
For the periods ended
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Operations
Net investment income/(loss) $284,833,026 $227,952,849 $9,074,290 $10,069,863
Net realized gains/(losses) 219,239 124,664 61,817,964 (14,829,215)
Change in net unrealized appreciation/(depreciation) 549,721 1,712,883 100,235,556 (37,535,474)
Net Change in Net Assets Resulting From Operations
285,601,986 229,790,396 171,127,810 (42,294,826)
Distributions to Shareholders
From net investment income/net realized gains (284,833,026) (227,952,849) (8,600,132) (6,546,525)
Total Distributions to Shareholders
(284,833,026) (227,952,849) (8,600,132) (6,546,525)
Capital Stock Transactions
Sold 16,263,985,170 14,590,457,649 – –
Distributions reinvested 57,431 – 8,600,132 6,546,525
Redeemed (15,269,053,641) (14,245,900,003) (281,250,000) (39,000,000)
Total Capital Stock Transactions 994,988,960 344,557,646 (272,649,868) (32,453,475)
Net Increase/(Decrease) in Net Assets 995,757,920 346,395,193 (110,122,190) (81,294,826)
Net Assets, Beginning of Period 4,573,178,891 4,226,783,698 464,286,352 545,581,178
Net Assets, End of Period $5,568,936,811 $4,573,178,891 $354,164,162 $464,286,352
Capital Stock Share Transactions
Sold 1,626,398,517 1,459,045,765 – –
Distributions reinvested 5,743 – 857,441 713,907
Redeemed (1,526,905,364) (1,424,590,000) (24,942,639) (4,396,296)
Total Capital Stock Share Transactions
99,498,896 34,455,765 (24,085,198) (3,682,389)

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

(1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company
Act of 1940. The Trust is established solely for investment by other
Thrivent entities. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the
Trust's Board of Trustees may determine from time to time. The Trust is divided into seven separate series, each with its own investment objective and policies (each, a "Fund" and, collectively, the
"Funds"). The seven series of the Trust are Core Emerging Markets
Debt, Core Emerging Markets Equity, Core International Equity,
Core Low Volatility Equity, Core Mid Cap Value, Core Short-Term
Reserve and Core Small Cap Value, which are all diversified. Core
Short-Term Reserve serves as a cash sweep vehicle for Thrivent
Mutual Funds and Thrivent Series Fund, Inc.
The Funds are each an investment company which follows the
accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Core Emerging Markets Debt are declared and distributed monthly.
Dividends from Core Emerging Markets Equity, Core International
Equity, Core Low Volatility Equity, Core Mid Cap Value, and Core
Small Cap Value are declared and distributed annually.  Dividends from Core Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2024, Core Emerging Markets
Equity, Core International Equity, and Core Low Volatility Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where the fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2024, the Funds did not report an accrual
for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Core Mid Cap Value are costs incurred by the Fund in order to establish it for sale.  These costs generally include any legal costs associated with registering the
Fund.  These costs are amortized over a period of 12 months from inception.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Expense Reimbursements
— For the year ended October 31,
2024, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Core Low Volatility Equity 0.05% 2/28/2025
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fee plus a percentage of the
Fund's average daily net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31,
2024, the Adviser received aggregate fees for administrative and accounting personnel and services of $1,075,008 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended October 31,
2024, Thrivent Investor Services received $35,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s
Fund
Expense
Limit
Expiration
Date

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$61,762 in fees from the Trust during the year ended October
31, 2024. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2024, no Funds borrowed cash through the interfund lending program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, modifications of debt instruments, debt
adjustments, taxable spinoff adjustments, unrealized and realized activity related to derivatives, and treatment of partnerships and  passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, foreign capital gains tax, foreign currency gain/(loss) reclasses, passive foreign investment companies and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
(a)
Undistributed Ordinary Income includes income derived from short-
term capital gains, if any.
   At October 31, 2024, the following Funds had accumulated
net capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2024, capital loss carryovers utilized by the
Funds were as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Low Volatility Equity $(80,717,330) $80,717,330
Mid Cap Value (4,469,264) 4,469,264
Small Cap Value (8,696,631) 8,696,631
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Debt $ 474 , 870 $ –
Emerging Markets Equity 16,234,607 –
International Equity 18,004,516 –
Low Volatility Equity 1,007,636 933,119
Mid Cap Value 13,403,651 28,236,683
Short-Term Reserve 91,999 –
Small Cap Value 4,825,014 35,185,406
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 104, 527 , 697
Emerging Markets Equity 75,441,577
International Equity 1,963,952
Short-Term Reserve 1,036,870
Fund
Capital Loss
Carryover
International Equity 26,879,514
Short-Term Reserve 172,206
Small Cap Value 19,457,961

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

The tax character of distributions paid during the years ended October 31, 2024 and 2023 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2024, no Funds engaged in
these types of transactions.
(7) RELATED PARTY TRANSACTIONS
As of October 31, 2024, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) PAYMENTS BY AFFILIATES
During the year ended October 31, 2024, the Adviser
reimbursed Core Short-Term Reserve Fund for a trade error.  The amount of this reimbursement is reflected in the Net increase from payments by affiliates on the Statement of Operations.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of  subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2024, the following
Funds had portfolio concentration greater than 25% in certain sectors.
Ordinary Income (a) Long-Term Capital Gain
Fund
10/31/2024 10/31/2023 10/31/2024 10/31/2023
Emerging Markets Debt $45,011,612 $46,609,607 $– $–
Emerging Markets Equity 16,146,827 16,649,785 – –
International Equity 17,186,076 11,698,806 – –
Low Volatility Equity 11,193,220 20,355,798 30,676,571 80,522,663
Mid Cap Value 9,500,783 – – –
Short-Term Reserve 284,833,026 227,952,849 – –
Small Cap Value 8,600,132 6,546,525 – –
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $77,929 $148,680
Emerging Markets Equity 404,528 391,012
International Equity 521,861 465,114
Low Volatility Equity 64,150 555,655
Mid Cap Value 297,587 392,198
Short-Term Reserve 272,143 213,376
Small Cap Value 163,490 434,849
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $313,409 $163,785
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government 84.4%
Emerging Markets Equity Information Technology 26.9%
Short-Term Reserve Financials 46.4%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

(11) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the
Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total rate of return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders of a
Fund (which may include institutional investors and affiliated Funds)
may make relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Prepayment Risk
— Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that

Thrivent Core Funds
Notes to Financial Statements
October 31, 2024

a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2024 $ 7.27 $ 0.50 $ 0.93 $ 1.43 $ (0.48) $ –
Year Ended 10/31/2023 7.08 0.45 0.20 0.65 (0.46) –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
Year Ended 10/31/2020 9.83 0.45 (0.02) 0.43 (0.45) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2024 8.08 0.27 1.75 2.02 (0.29) –
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
Year Ended 10/31/2020
(c)
10.00 0.08 0.28 0.36 – –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2024 9.12 0.30 1.78 2.08 (0.36) –
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
Year Ended 10/31/2020 9.68 0.22 (1.07) (0.85) (0.38) –
LOW VOLATILITY EQUITY FUND
Year Ended 10/31/2024
(d)
11.06 0.27 2.57 2.84 (0.44) (1.37)
Year Ended 10/31/2023
(d)
12.09 0.24 (0.08) 0.16 (0.22) (0.97)
Year Ended 10/31/2022 14.98 0.23 (0.90) (0.67) (0.18) (2.04)
Year Ended 10/31/2021 11.61 0.26 3.39 3.65 (0.23) (0.05)
Year Ended 10/31/2020 12.10 0.23 (0.10) 0.13 (0.24) (0.38)
MID CAP VALUE FUND
Year Ended 10/31/2024 9.23 0.27 2.45 2.72 (0.15) (0.04)
Year Ended 10/31/2023
(e)
10.00 0.12 (0.89) (0.77) – –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2024 10.00 0.56 0.00 0.56 (0.56) –
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
Year Ended 10/31/2020 10.00 0.12 0.00 0.12 (0.12) 0.00
SMALL CAP VALUE FUND
Year Ended 10/31/2024
(d)
8.51 0.18 3.09 3.27 (0.16) –
Year Ended 10/31/2023 9.36 0.18 (0.92) (0.74) (0.11) –
Year Ended 10/31/2022
(f)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Since commencement date of operations, February 3, 2020.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Since commencement date of operations, February 28, 2023.
(f) Since commencement date of operations, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.48) $ 8.22 20.04% $ 733.6 0.05% 6.16% 0.05% 6.16% 11%
(0.46) 7.27 9.08% 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.45) 9.81 4.49% 998.2 0.04% 4.61% 0.04% 4.61% 36%
(0.29) 9.81 25.46% 563.2 0.19% 2.93% 0.19% 2.93% 76%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
– 10.36 3.60% 478.4 0.34% 2.35% 0.34% 2.35% 59%
(0.36) 10.84 23.07% 581.8 0.08% 2.88% 0.08% 2.88% 87%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.38) 8.45 (9.32)% 739.0 0.06% 2.50% 0.06% 2.50% 71%
(1.81) 12.09 28.54% 25.1 0.05% 2.26% 0.20% 2.11% 56%
(1.19) 11.06 1.07% 478.2 0.04% 2.06% 0.04% 2.06% 87%
(2.22) 12.09 (5.48)% 1,008.0 0.03% 1.91% 0.03% 1.91% 79%
(0.28) 14.98 31.84% 1,157.4 0.03% 1.78% 0.03% 1.78% 80%
(0.62) 11.61 0.98% 1,395.7 0.04% 2.02% 0.04% 2.02% 71%
(0.19) 11.76 29.73% 479.1 0.05% 2.22% 0.05% 2.22% 59%
– 9.23 (7.70)% 452.8 0.06% 2.21% 0.06% 2.21% 39%
(0.56) 10.00 5.73% 5,568.9 0.01% 5.58% 0.01% 5.58% 64%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(0.12) 10.00 1.23% 4,722.4 0.01% 1.26% 0.01% 1.26% 162%
(0.16) 11.62 38.69% 354.2 0.05% 1.67% 0.05% 1.67% 32%
(0.11) 8.51 (7.97)% 464.3 0.05% 1.86% 0.05% 1.86% 55%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Low Volatility Equity, Core Mid Cap Value and Core Small Cap Value
hereby designate $98,375,253, $2,826,523 and $7,268,645 respectively, as long-term capital gains distributed during the year ended
October 31, 2024 or if subsequently determined to be different, the net capital gain of such year.
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2025.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Emerging Markets Equity 0% 59%
International Equity 0% 86%
Low Volatility Equity 88% 89%
Mid Cap Value 57% 59%
Small Cap Value 82% 87%

Change in and Disagreement with Accountants
Not Applicable

Proxy Disclosure
Not Applicable

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on August 20-21, 2024, (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the
“Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the
“Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of the Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Funds in relation to other Thrivent funds, as well as the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
6. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on four occasions in 2024 –
February 27, May 21, July 11 and August 20 -- to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the non-advisory fees and net operating expenses of each of the Funds in comparison to peer groups of comparable funds;
performance in comparison to benchmarks; information with respect to services provided to the Funds and fees charged; asset and flow trends for the Funds; and information regarding the types of services furnished to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-
Fund analyses and an independent assessment of information relating to the Funds and the Advisory Agreement.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor.
In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds.
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives. These reports and presentations or one of its Committees gave the Board the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds.
The Adviser reviewed with the Board the services provided by the Adviser. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up as needed on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management team of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, operations, and the Adviser’s oversight of other service providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. The Board noted that the only Fund with performance in the fourth quartile was the Thrivent Core Low Volatility Fund for the 1- and 5-year performance periods. The Board also considered whether the Fund has operated within its investment objective, that Funds are not sold directly to the public and that the Adviser was adequately addressing any performance concerns.
Advisory Fees and Fund Expenses
The Board noted that the Adviser does not charge an advisory fee to the Funds. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses. The Board noted
that each Fund’s net expense ratio was lower than its median of its respective MPI peer group and respective Morningstar peer group. The Board considered the non-advisory fees to be reasonable.
Because the Adviser does not charge an advisory fee to the Funds, the Board did not consider whether economies of scale would be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of Fund shareholders.
On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.
Cost of Services and Profitability
The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Funds. The Board considered that the
Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability on other fees was not excessive in light of the nature, extent and quality of services provided to the Funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participant, the engagement of affiliates as service providers to the Trust, and research received by the Adviser generated from soft dollar commissions for portfolio trading. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 27, 2024                                             Thrivent Core Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 27, 2024                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 27, 2024                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)